As filed with the SEC on September 5, 2008.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 – June 30, 2008

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

Semi-Annual Report

June 30, 2008

Table of Contents

PRESIDENTS REPORT	1
TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND	2
TRANSAMERICA PREMIER EQUITY FUND	4
TRANSAMERICA PREMIER FOCUS FUND	6
TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND	8
TRANSAMERICA PREMIER BALANCED FUND	10
TRANSAMERICA PREMIER HIGH YIELD BOND FUND	15
TRANSAMERICA PREMIER CASH RESERVE FUND	19
TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND	22
TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND	26
TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND	28
TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND	30
STATEMENTS OF ASSETS & LIABILITIES	32
STATEMENTS OF OPERATIONS	37
STATEMENTS OF CHANGES IN NET ASSETS	39
FINANCIAL HIGHLIGHTS	43
NOTES TO FINANCIAL STATEMENTS	55
RESULTS OF SHAREHOLDER PROXY	61

Dear Fellow Shareholders

On behalf of Transamerica Premier Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns. Investors have flocked to money market instruments and Treasuries in a flight to quality. The Federal Reserve has been aggressive in lowering the federal funds rate from 4.25% at the beginning of January to 2.00% at the end of April.  At the June 25th meeting, the Federal Reserve held the federal funds rate steady, ending a series of consecutive rate reductions since September 2007.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy. For the six months ended June 30, 2008, the Dow Jones Industrial Average returned -13.38%, the Standard & Poor’s 500 Index returned -11.91%, and the Lehman Aggregate Bond Index returned 1.13%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples, CFA
President & Chief Executive Officer	Senior Vice President & Chief Investment Officer
Transamerica Premier Funds	Transamerica Premier Funds

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$858.89	1.15%	$5.32
Hypothetical (b)	1,000.00	1,019.14	1.15	5.77

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.7%)
Aerospace & Defense (5.1%)
Boeing Co.	40,000	$2,629
Precision Castparts Corp.	70,000	6,746
United Technologies Corp.	80,000	4,936
Air Freight & Logistics (1.6%)
Expeditors International of Washington, Inc.	100,000	4,300
Auto Components (5.6%)
BorgWarner, Inc.	200,000	8,876
Johnson Controls, Inc.	232,000	6,654
Automobiles (1.8%)
Daimler AG	80,000	4,934
Beverages (0.9%)
PepsiCo, Inc.	40,000	2,544
Capital Markets (6.8%)
BlackRock, Inc. -Class A	32,000	5,664
Charles Schwab Corp.	240,000	4,930
T. Rowe Price Group, Inc.	150,000	8,470
Chemicals (7.2%)
Ecolab, Inc.	175,000	7,523
Monsanto Co.	57,000	7,207
Sigma-Aldrich Corp.	100,000	5,386
Communications Equipment (1.0%)
Qualcomm, Inc.	65,000	2,884
Computers & Peripherals (6.7%)
Apple, Inc. ‡	80,000	13,395
Hewlett-Packard Co.	120,000	5,305
Construction & Engineering (3.9%)
Jacobs Engineering Group, Inc. ‡	135,000	10,895
Consumer Finance (0.8%)
American Express Co.	60,000	2,260
Diversified Financial Services (2.9%)
CME Group, Inc. -Class A	15,000	5,748
JPMorgan Chase & Co.	70,000	2,402
Diversified Telecommunication Services (3.2%)
Verizon Communications, Inc.	255,000	9,027
Electronic Equipment & Instruments (3.0%)
Tyco Electronics, Ltd.	230,000	8,239
Energy Equipment & Services (1.2%)
Schlumberger, Ltd.	30,000	3,223
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	65,000	4,559
Health Care Equipment & Supplies (3.5%)
Becton Dickinson & Co.	50,000	4,065
Hologic, Inc. ‡	125,000	2,725
Zimmer Holdings, Inc. ‡	45,000	3,062
Internet & Catalog Retail (1.6%)
Amazon.com, Inc. ‡	60,000	4,400
Internet Software & Services (2.8%)
Google, Inc. -Class A ‡	15,000	7,896
Machinery (9.1%)
Caterpillar, Inc.	100,000	7,382
Donaldson Co., Inc.	100,000	4,464
Kennametal, Inc.	200,000	6,510
PACCAR, Inc.	165,000	6,902
Media (2.4%)
Walt Disney Co.	215,000	6,708
Multiline Retail (1.0%)
Nordstrom, Inc.	90,000	2,727
Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	60,000	4,490
Real Estate Investment Trusts (1.8%)
Plum Creek Timber Co., Inc.	120,000	5,125
Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	60,000	5,993
Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	250,000	5,370
Software (7.0%)
Adobe Systems, Inc. ‡	150,000	5,908
Electronic Arts, Inc. ‡	120,000	5,332
Salesforce.com, Inc. ‡	120,000	8,188
Textiles, Apparel & Luxury Goods (3.1%)
Nike, Inc. -Class B	145,000	8,643
Trading Companies & Distributors (2.4%)
WW Grainger, Inc.	80,000	6,544
Total Common Stocks (cost $238,545)		261,170

	Principal
REPURCHASE AGREEMENT (6.3%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $17,627 on 07/01/2008	$17,626	17,626
Total Repurchase Agreement (cost $17,626)		17,626

Total Investment Securities (cost $256,171) #		$278,796

NOTES TO SCHEDULE OF INVESTMENTS:

	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009 and with a market value plus accrued interest of $17,982.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $256,171. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,197 and $14,572, respectively. Net unrealized appreciation for tax purposes is $22,625.

See notes to financial statements.

TRANSAMERICA PREMIER EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$851.57	1.15%	$5.29
Hypothetical (b)	1,000.00	1,019.14	1.15	5.77

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER EQUITY FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.0%)
Aerospace & Defense (5.2%)
Boeing Co.	325,000	$21,359
Raytheon Co.	550,000	30,954
Air Freight & Logistics (3.6%)
Expeditors International of Washington, Inc.	830,000	35,690
Auto Components (4.7%)
BorgWarner, Inc.	420,000	18,640
Johnson Controls, Inc.	1,000,000	28,680
Automobiles (2.5%)
Daimler AG	400,000	24,668
Biotechnology (3.4%)
Gilead Sciences, Inc. ‡	650,000	34,417
Capital Markets (3.5%)
State Street Corp. °	154,000	9,854
T. Rowe Price Group, Inc.	450,000	25,412
Chemicals (10.1%)
Ecolab, Inc.	450,000	19,345
Praxair, Inc.	600,000	56,544
Sigma-Aldrich Corp.	475,000	25,584
Communications Equipment (7.0%)
Qualcomm, Inc.	520,000	23,072
Research In Motion, Ltd. ‡	400,000	46,760
Computers & Peripherals (5.8%)
Apple, Inc. ‡	345,000	57,767
Construction & Engineering (4.2%)
Jacobs Engineering Group, Inc. ‡	525,000	42,368
Consumer Finance (2.1%)
American Express Co.	550,000	20,718
Diversified Financial Services (2.1%)
CME Group, Inc. -Class A	54,000	20,692
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	700,000	23,583
Electronic Equipment & Instruments (3.6%)
Tyco Electronics, Ltd.	1,000,000	35,820
Energy Equipment & Services (2.8%)
Schlumberger, Ltd.	260,000	27,932
Health Care Equipment & Supplies (4.3%)
Becton Dickinson & Co.	270,000	21,951
Varian Medical Systems, Inc. ‡	400,000	20,740
Industrial Conglomerates (2.1%)
General Electric Co.	800,000	21,352
Insurance (1.0%)
American International Group, Inc.	360,000	9,526
Internet & Catalog Retail (2.8%)
Amazon.com, Inc. ‡	380,000	27,865
Internet Software & Services (4.2%)
Google, Inc. -Class A ‡	80,000	42,114
Machinery (6.0%)
Caterpillar, Inc.	425,000	31,374
PACCAR, Inc.	675,000	28,235
Multiline Retail (1.8%)
Nordstrom, Inc.	600,000	18,180
Oil, Gas & Consumable Fuels (1.7%)
Petroleo Brasileiro SA	240,000	16,999
Pharmaceuticals (1.9%)
Allergan, Inc.	370,000	19,258
Road & Rail (3.0%)
Union Pacific Corp.	400,000	30,200
Software (2.2%)
Electronic Arts, Inc. ‡	500,000	22,215
Total Common Stocks (cost $918,885)		939,868

	Principal
REPURCHASE AGREEMENT (5.7%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $57,293 on 07/01/2008	$57,291	57,291
Total Repurchase Agreement (cost $57,291)		57,291

Total Investment Securities (cost $976,176) #		$997,159

NOTES TO SCHEDULE OF INVESTMENTS:

	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009 and with a market value plus accrued interest of $58,438.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $976,176. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $133,189 and $112,206, respectively. Net unrealized appreciation for tax purposes is $20,983.

See notes to financial statements.

TRANSAMERICA PREMIER FOCUS FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$846.44	1.33%	$6.11
Hypothetical (b)	1,000.00	1,018.25	1.33	6.67

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER FOCUS FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (85.0%)
Air Freight & Logistics (3.4%)
CH Robinson Worldwide, Inc.	48,700	$2,671
Auto Components (4.3%)
BorgWarner, Inc.	35,200	1,562
Johnson Controls, Inc.	50,790	1,457
Tenneco, Inc. ‡	26,500	358
Biotechnology (2.8%)
Gilead Sciences, Inc. ‡	41,000	2,171
Capital Markets (1.7%)
T. Rowe Price Group, Inc.	23,000	1,299
Chemicals (3.0%)
Praxair, Inc.	25,000	2,356
Commercial Banks (1.6%)
Wintrust Financial Corp.	52,200	1,245
Commercial Services & Supplies (4.1%)
Ritchie Bros. Auctioneers, Inc.	119,525	3,243
Communications Equipment (7.1%)
Polycom, Inc. ‡	68,000	1,656
Qualcomm, Inc.	29,326	1,301
Research In Motion, Ltd. ‡	22,000	2,572
Computers & Peripherals (10.5%)
Apple, Inc. ‡	49,015	8,207
Diversified Consumer Services (9.7%)
Strayer Education, Inc.	36,165	7,561
Diversified Financial Services (2.2%)
CME Group, Inc. -Class A	4,490	1,720
Electronic Equipment & Instruments (1.3%)
FLIR Systems, Inc. ‡	25,300	1,026
Energy Equipment & Services (1.2%)
Schlumberger, Ltd.	9,100	978
Health Care Equipment & Supplies (1.0%)
Arthrocare Corp. ‡	18,300	747
Health Care Providers & Services (1.6%)
Nighthawk Radiology Holdings ‡	172,000	1,218
Hotels, Restaurants & Leisure (1.2%)
Peet’s Coffee & Tea, Inc. ‡	46,000	912
Industrial Conglomerates (2.5%)
General Electric Co.	73,600	1,964
Internet & Catalog Retail (3.9%)
Amazon.com, Inc. ‡	42,205	3,095
Internet Software & Services (7.1%)
Google, Inc. -Class A ‡	7,680	4,043
Valueclick, Inc. ‡	101,265	1,534
IT Services (1.1%)
NeuStar, Inc. -Class A ‡	41,400	893
Metals & Mining (1.9%)
Horsehead Holdings Corp. ‡	124,100	1,509
Oil, Gas & Consumable Fuels (4.0%)
Petroleo Brasileiro SA	44,600	3,159
Pharmaceuticals (2.4%)
Allergan, Inc.	35,400	1,843
Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp. ‡	36,500	683
Software (2.4%)
Macrovision Solutions Corp. ‡	126,666	1,895
Wireless Telecommunication Services (2.1%)
Metropcs Communications, Inc. ‡	95,000	1,682
Total Common Stocks (cost $61,205)		66,560

	Principal
REPURCHASE AGREEMENT (12.6%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $9,848 on 07/01/2008	$9,847	9,847
Total Repurchase Agreement (cost $9,847)		9,847

Total Investment Securities (cost $71,052) #		$76,407

NOTES TO SCHEDULE OF INVESTMENTS:

	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009 and with a market value plus accrued interest of $10,047.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $71,052. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,332 and $8,977, respectively. Net unrealized appreciation for tax purposes is $5,355.

See notes to financial statements.

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$863.46	1.36%	$6.30
Hypothetical (b)	1,000.00	1,018.10	1.36	6.82

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.4%)
Aerospace & Defense (2.9%)
Precision Castparts Corp.	20,500	$1,975
Rockwell Collins, Inc.	32,000	1,535
Air Freight & Logistics (6.2%)
CH Robinson Worldwide, Inc.	65,000	3,565
Expeditors International of Washington, Inc.	93,500	4,020
Auto Components (4.2%)
BorgWarner, Inc.	116,400	5,166
Capital Markets (4.6%)
Greenhill & Co., Inc.	19,000	1,023
T. Rowe Price Group, Inc.	81,950	4,628
Commercial Banks (2.4%)
Cullen/Frost Bankers, Inc.	23,000	1,147
Signature Bank ‡	69,600	1,793
Commercial Services & Supplies (0.6%)
Ritchie Bros. Auctioneers, Inc.	26,000	705
Communications Equipment (3.0%)
Foundry Networks, Inc. ‡	125,000	1,477
Polycom, Inc. ‡	91,000	2,217
Construction & Engineering (5.4%)
Foster Wheeler, Ltd. ‡	41,500	3,036
Jacobs Engineering Group, Inc. ‡	44,467	3,588
Diversified Consumer Services (5.1%)
Strayer Education, Inc.	30,030	6,278
Diversified Financial Services (1.6%)
CME Group, Inc. -Class A	4,970	1,905
Electronic Equipment & Instruments (4.1%)
Trimble Navigation, Ltd. ‡	139,900	4,994
Energy Equipment & Services (2.6%)
Cameron International Corp. ‡	56,700	3,138
Food & Staples Retailing (0.6%)
Whole Foods Market, Inc.	28,390	673
Health Care Equipment & Supplies (7.5%)
Arthrocare Corp. ‡	35,000	1,428
Hologic, Inc. ‡	59,200	1,291
Idexx Laboratories, Inc. ‡	19,800	965
Intuitive Surgical, Inc. ‡	15,400	4,149
Varian Medical Systems, Inc. ‡	25,300	1,312
Health Care Technology (0.8%)
Cerner Corp. ‡	20,500	926
Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.	46,000	1,232
Internet Software & Services (1.1%)
Valueclick, Inc. ‡	87,700	1,329
IT Services (1.6%)
NeuStar, Inc. -Class A ‡	88,527	1,909
Life Sciences Tools & Services (7.6%)
Covance, Inc. ‡	53,800	4,628
Techne Corp. ‡	60,000	4,643
Machinery (6.5%)
Donaldson Co., Inc.	88,500	3,951
Kennametal, Inc.	122,904	4,000
Media (4.9%)
Lamar Advertising Co. -Class A ‡	93,000	3,351
Morningstar, Inc. ‡	37,100	2,672
Multiline Retail (1.7%)
Saks, Inc. ‡	193,000	2,119
Oil, Gas & Consumable Fuels (1.5%)
Range Resources Corp.	28,000	1,835
Real Estate Investment Trusts (0.5%)
Plum Creek Timber Co., Inc.	15,000	641
Semiconductors & Semiconductor Equipment (0.6%)
NVIDIA Corp. ‡	40,700	762
Software (8.3%)
Activision Blizzard, Inc. ‡	69,000	2,351
Intuit, Inc. ‡	103,400	2,851
Macrovision Solutions Corp. ‡	58,000	867
Salesforce.com, Inc. ‡	59,500	4,060
Specialty Retail (3.7%)
Guess?, Inc.	120,000	4,494
Trading Companies & Distributors (3.8%)
WW Grainger, Inc.	56,922	4,656
Total Common Stocks (cost $108,424)		115,285

	Principal
REPURCHASE AGREEMENT (4.8%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $5,790 on 07/01/2008	$5,790	5,790
Total Repurchase Agreement (cost $5,790)		5,790

Total Investment Securities (cost $114,214) #		$121,075

NOTES TO SCHEDULE OF INVESTMENTS:
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013 and with a market value plus accrued interest of $5,907.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $114,214. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,814 and $11,953, respectively. Net unrealized appreciation for tax purposes is $6,861.

See notes to financial statements.

TRANSAMERICA PREMIER BALANCED FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$892.41	1.10%	$5.18
Hypothetical (b)	1,000.00	1,019.39	1.10	5.52

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

TRANSAMERICA PREMIER BALANCED FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.6%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$2,842	$2,770
4.50%, due 02/15/2036	3,146	3,124
4.75%, due 02/15/2037	1,342	1,386
5.00%, due 05/15/2037	780	838
U.S. Treasury Note
3.50%, due 05/31/2013	390	393
4.50%, due 03/31/2009 – 05/15/2010	2,210	2,259
Total U.S. Government Obligations (cost $10,536)		10,770

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.8%)
Fannie Mae
5.00%, due 04/25/2034	3,210	3,133
Freddie Mac
4.25%, due 10/15/2026	1,407	1,410
5.00%, due 10/15/2030 – 11/15/2032	6,518	6,506
5.35%, due 11/14/2011	5,000	5,034
Total U.S. Government Agency Obligations (cost $15,856)		16,083

MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,990	1,856
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	910	841
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	1,778	1,750
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	2,019	1,903
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	1,770	1,725
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,946	1,863
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	570	254
Total Mortgage-Backed Securities (cost $10,942)		10,192

ASSET-BACKED SECURITY (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	1,465	1,484
Total Asset-Backed Security (cost $1,464)		1,484

CORPORATE DEBT SECURITIES (21.8%)
Aerospace & Defense (0.2%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	939	916
Air Freight & Logistics (0.4%)
FedEx Corp.
9.65%, due 06/15/2012	1,330	1,531
Airlines (0.3%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	638	617
Delta Air Lines, Inc.
7.57%, due 11/18/2010	585	553
Automobiles (0.3%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	1,280	1,317
Beverages (1.2%)
Coca-Cola Enterprises, Inc.
3.32%, due 05/06/2011 *	1,340	1,347
Diageo Capital PLC
5.75%, due 10/23/2017	1,091	1,077
Molson Coors Capital Finance
4.85%, due 09/22/2010	1,345	1,347
Sabmiller PLC -144A
6.20%, due 07/01/2011	1,270	1,303
Capital Markets (0.8%)
Lazard Group
7.13%, due 05/15/2015	1,070	1,000
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,260	1,189
Morgan Stanley
6.63%, due 04/01/2018	700	663
Nuveen Investments, Inc.
5.00%, due 09/15/2010	735	663
Chemicals (1.0%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	1,150	1,152
Lubrizol Corp.
4.63%, due 10/01/2009	1,640	1,632
PPG Industries, Inc.
5.75%, due 03/15/2013	1,350	1,373
Commercial Banks (1.6%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ▪	1,090	1,111
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ▪	675	473
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	701	692
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	1,300	1,263
M&I Marshall & Ilsley Bank
2.95%, due 12/04/2012 *	700	592
PNC Bank NA
6.00%, due 12/07/2017	425	402
6.88%, due 04/01/2018	745	739

See notes to financial statements.

	Principal	Value
Commercial Banks (continued)
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ▪	$575	$516
Wells Fargo Bank NA
5.75%, due 05/16/2016	1,000	992
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.50%, due 03/01/2013	1,290	1,278
Construction Materials (0.1%)
Lafarge SA
7.13%, due 07/15/2036	604	549
Consumer Finance (1.3%)
American Express Credit Corp.
3.88%, due 05/27/2010 *	700	694
Discover Financial Services
3.32%, due 06/11/2010 *	1,173	1,003
John Deere Capital Corp.
3.54%, due 06/10/2011 *	1,440	1,439
4.88%, due 03/16/2009	2,275	2,286
Containers & Packaging (0.2%)
Rexam PLC -144A
6.75%, due 06/01/2013	880	879
Diversified Financial Services (1.5%)
Bank of America Corp.
5.75%, due 12/01/2017	1,010	949
Citigroup, Inc.
6.13%, due 05/15/2018	1,365	1,306
Glencore Funding LLC -144A
6.00%, due 04/15/2014	706	675
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ▪	653	545
Pemex Finance, Ltd.
9.03%, due 02/15/2011	594	634
Textron Financial Corp.
6.00%, due 11/20/2009	1,950	2,023
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.13%, due 09/15/2009	1,230	1,231
Electric Utilities (0.5%)
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	1,255	1,250
Southern California Edison Co.
5.95%, due 02/01/2038	625	618
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	725	741
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	1,171	1,189
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	650	653
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	1,140	1,173
Food Products (1.1%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	825	723
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	1,370	1,372
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,154	1,163
General Mills, Inc.
5.20%, due 03/17/2015	670	654
Michael Foods, Inc.
8.00%, due 11/15/2013	500	493
Gas Utilities (0.4%)
Southern Union Co.
6.15%, due 08/16/2008	1,487	1,488
Hotels, Restaurants & Leisure (0.7%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	500	425
McDonald’s Corp.
5.80%, due 10/15/2017	1,020	1,041
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	960	966
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	668	590
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	580	621
Independent Power Producers & Energy Traders (0.3%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	1,200	1,233
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	1,270	1,280
Insurance (0.7%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	1,100	1,105
Hartford Financial Services Group, Inc.
5.55%, due 08/16/2008	820	821
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ▪	460	392
Travelers Cos., Inc.
6.75%, due 06/20/2036	770	776
IT Services (0.1%)
Aramark Corp.
8.50%, due 02/01/2015	600	588
Machinery (0.6%)
Siemens Financierings NV -144A
5.50%, due 02/16/2012	1,530	1,579
Tyco Electronics Group SA
6.55%, due 10/01/2017	934	942
Media (0.6%)
AMFM, Inc.
8.00%, due 11/01/2008	430	436
Comcast Corp.
7.05%, due 03/15/2033	420	427
News America Holdings, Inc.
7.75%, due 12/01/2045	480	512
Time Warner Cable, Inc.
6.75%, due 07/01/2018	1,220	1,228

See notes to financial statements.

	Principal	Value
Metals & Mining (0.5%)
Arcelormittal -144A
5.38%, due 06/01/2013	$1,050	$1,034
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	1,000	997
Multiline Retail (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	400	395
Target Corp.
7.00%, due 01/15/2038	589	604
Multi-Utilities (0.3%)
Sempra Energy
4.75%, due 05/15/2009	1,330	1,335
Oil, Gas & Consumable Fuels (1.8%)
Conoco Funding Co.
6.35%, due 10/15/2011	1,175	1,243
Enterprise Products Operating, LP
7.50%, due 02/01/2011	1,390	1,456
Husky Energy, Inc.
6.80%, due 09/15/2037	820	812
Husky Oil, Ltd.
8.90%, due 08/15/2028 ▪	135	136
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	1,255	1,319
Petrobras International Finance Co.
5.88%, due 03/01/2018	985	948
PetroHawk Energy Corp.
9.13%, due 07/15/2013	500	512
Teppco Partners, LP
7.00%, due 06/01/2067 ▪	500	433
Valero Logistics Operations, LP
6.88%, due 07/15/2012	850	844
Pharmaceuticals (0.3%)
Allergan, Inc.
5.75%, due 04/01/2016	1,230	1,235
Real Estate Investment Trusts (1.7%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,670	1,672
Hospitality Properties Trust
6.75%, due 02/15/2013	1,213	1,152
iStar Financial, Inc.
4.88%, due 01/15/2009	700	672
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	1,646	1,596
Weingarten Realty Investors
5.26%, due 05/15/2012	1,000	956
Westfield Group -144A
5.40%, due 10/01/2012	1,250	1,225
Real Estate Management & Development (0.1%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	537	514
Road & Rail (0.5%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	775	692
Hertz Corp.
8.88%, due 01/01/2014	470	430
Union Pacific Corp.
5.70%, due 08/15/2018	925	903
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	1,096	1,095
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	480	468
Wireless Telecommunication Services (0.1%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	475	394
Total Corporate Debt Securities (cost $93,791)		91,502

	Shares
COMMON STOCKS (63.0%)
Aerospace & Defense (1.3%)
Boeing Co.	80,000	5,258
Air Freight & Logistics (1.9%)
Expeditors International of Washington, Inc.	190,000	8,170
Auto Components (3.3%)
BorgWarner, Inc.	155,000	6,879
Johnson Controls, Inc.	250,000	7,170
Automobiles (1.0%)
Daimler AG	65,000	4,009
Biotechnology (1.9%)
Gilead Sciences, Inc. ‡	150,000	7,942
Capital Markets (3.8%)
BlackRock, Inc. -Class A	20,200	3,576
Charles Schwab Corp.	200,000	4,108
Merrill Lynch & Co., Inc.	100,000	3,171
T. Rowe Price Group, Inc.	90,000	5,082
Chemicals (1.0%)
Sigma-Aldrich Corp.	80,000	4,309
Communications Equipment (3.3%)
Qualcomm, Inc.	185,000	8,208
Research In Motion, Ltd. ‡	50,000	5,845
Computers & Peripherals (3.4%)
Apple, Inc. ‡	85,000	14,232
Construction & Engineering (4.8%)
Jacobs Engineering Group, Inc. ‡	250,000	20,175
Consumer Finance (1.3%)
American Express Co.	150,000	5,650
Diversified Financial Services (1.6%)
CME Group, Inc. -Class A	17,000	6,514
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	240,000	8,496
Electronic Equipment & Instruments (3.0%)
Tyco Electronics, Ltd.	350,000	12,537
Energy Equipment & Services (1.3%)
Schlumberger, Ltd.	50,000	5,371
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	65,000	4,559
Health Care Equipment & Supplies (2.2%)
Becton Dickinson & Co.	50,000	4,065
Varian Medical Systems, Inc. ‡	100,000	5,185
Industrial Conglomerates (1.1%)
General Electric Co.	175,000	4,671
Internet & Catalog Retail (1.1%)
Amazon.com, Inc. ‡	60,000	4,400

See notes to financial statements.

	Shares	Value
Internet Software & Services (2.1%)
Google, Inc. -Class A ‡	17,000	$8,949
Machinery (7.7%)
Caterpillar, Inc.	150,000	11,073
Kennametal, Inc.	300,000	9,765
PACCAR, Inc.	275,000	11,503
Multiline Retail (1.1%)
Nordstrom, Inc.	150,000	4,545
Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	90,000	6,736
Pharmaceuticals (0.9%)
Allergan, Inc.	75,000	3,904
Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	70,000	6,992
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	320,000	6,874
Software (3.9%)
Adobe Systems, Inc. ‡	220,000	8,666
Salesforce.com, Inc. ‡	114,980	7,845
Trading Companies & Distributors (2.0%)
WW Grainger, Inc.	105,000	8,589
Total Common Stocks (cost $224,703)		265,023

	Principal
REPURCHASE AGREEMENT (6.3%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $26,593 on 07/01/2008	$26,592	26,592
Total Repurchase Agreement (cost $26,592)		26,592

Total Investment Securities (cost $383,884) #		$421,646

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of June 30, 2008.
▪	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009 and with a market value plus accrued interest of $27,126.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $383,884. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,493 and $22,731, respectively. Net unrealized appreciation for tax purposes is $37,762.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $18,884 or 4.49% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

See notes to financial statements.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Institutional Class
Actual	$1,000.00	$978.71	0.62%	$3.05
Hypothetical (b)	1,000.00	1,021.78	0.62	3.12

Investor Class
Actual	1,000.00	977.75	0.90	4.43
Hypothetical (b)	1,000.00	1,020.39	0.90	4.52

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody Ratings)

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by bond credit quality (Moody ratings) of the Fund’s total investment securities.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Credit Rating Description

A3 – Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

B1 – Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 – More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 – Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 – Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 – Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 – More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1 – Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 – Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1 – Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2 – Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (101.8%)
Aerospace & Defense (2.7%)
Transdigm, Inc.
7.75%, due 07/15/2014	$1,250	$1,234
Auto Components (2.0%)
Tenneco, Inc. -144A
8.13%, due 11/15/2015	1,000	905
Beverages (2.2%)
Beverages & More, Inc. -144A
9.25%, due 03/01/2012	1,000	975
Capital Markets (2.1%)
Algoma Acquisition Corp. -144A
9.88%, due 06/15/2015	1,000	950
Chemicals (1.9%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	1,000	855
Commercial Services & Supplies (1.7%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	750	769
Construction Materials (2.2%)
Texas Industries, Inc.
7.25%, due 07/15/2013	1,000	995
Consumer Finance (3.0%)
Cardtronics, Inc.
9.25%, due 08/15/2013	1,000	945
Ford Motor Credit Co. LLC
9.88%, due 08/10/2011	500	421
Containers & Packaging (3.1%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	500	442
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,000	955
Diversified Consumer Services (2.1%)
Education Management LLC
8.75%, due 06/01/2014	1,000	930
Diversified Financial Services (5.5%)
Galaxy Entertainment Finance Co., Ltd.-144A
9.88%, due 12/15/2012	1,000	971
Icahn Enterprises, LP
8.13%, due 06/01/2012	1,000	960
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	600	570
Diversified Telecommunication Services (1.3%)
West Corp.
11.00%, due 10/15/2016	700	592
Electric Utilities (1.6%)
Energy Future Holdings Corp. -144A
10.88%, due 11/01/2017	725	732
Electrical Equipment (2.1%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	960
Energy Equipment & Services (2.0%)
Seitel, Inc.
9.75%, due 02/15/2014	1,000	894
Food & Staples Retailing (4.5%)
New Albertsons, Inc.
7.25%, due 05/01/2013	1,000	1,016
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,000	1,005
Food Products (2.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,000	985
Health Care Equipment & Supplies (2.4%)
Biomet, Inc. -144A
10.00%, due 10/15/2017	1,000	1,068
Hotels, Restaurants & Leisure (5.6%)
Carrols Corp.
9.00%, due 01/15/2013	1,000	870
Pokagon Gaming Authority -144A
10.38%, due 06/15/2014	1,054	1,130
Station Casinos, Inc.
6.63%, due 03/15/2018	1,000	535
Industrial Conglomerates (2.1%)
Susser Holdings LLC
10.63%, due 12/15/2013	912	926
IT Services (3.0%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	500	375
Iron Mountain, Inc.
7.75%, due 01/15/2015	1,000	995
Leisure Equipment & Products (2.1%)
Leslie’s Poolmart
7.75%, due 02/01/2013	1,000	935
Machinery (7.2%)
Accuride Corp.
8.50%, due 02/01/2015	712	523
Polypore, Inc.
8.75%, due 05/15/2012	800	796
Sally Holdings LLC
9.25%, due 11/15/2014	1,000	960
Titan International, Inc.
8.00%, due 01/15/2012	1,000	980
Marine (0.8%)
US Shipping Finance Corp.
13.00%, due 08/15/2014	500	345
Media (4.3%)
Kabel Deutschland GMBH
10.63%, due 07/01/2014	1,000	1,022
Lamar Media Corp.
6.63%, due 08/15/2015	1,000	910
Metals & Mining (2.4%)
PNA Group, Inc.
10.75%, due 09/01/2016	500	588
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012	500	500
Multiline Retail (2.2%)
Neiman-Marcus Group, Inc.
10.38%, due 10/15/2015	1,000	1,000

See notes to financial statements.

	Principal	Value
Oil, Gas & Consumable Fuels (13.2%)
Dune Energy, Inc.
10.50%, due 06/01/2012	$500	$460
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	1,000	910
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ▪	1,000	999
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	1,000	1,015
Opti Canada, Inc.
8.25%, due 12/15/2014	1,000	995
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	1,025
Petroleum Development Corp.
12.00%, due 02/15/2018	500	529
Paper & Forest Products (2.1%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	1,000	928
Real Estate Management & Development (1.6%)
IRSA Inversiones y Representaciones SA -144A
8.50%, due 02/02/2017	1,000	740
Road & Rail (3.7%)
Hertz Corp.
10.50%, due 01/01/2016	750	682
Kansas City Southern de Mexico SA
7.63%, due 12/01/2013	1,000	970
Specialty Retail (4.8%)
Group 1 Automotive, Inc.
8.25%, due 08/15/2013	1,000	935
Michaels Stores, Inc.
11.38%, due 11/01/2016	450	358
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,000	875
Trading Companies & Distributors (2.1%)
ACE Hardware Corp. -144A
9.13%, due 06/01/2016	1,000	935
Total Corporate Debt Securities (cost $48,283)		45,875

	Shares
CONVERTIBLE PREFERRED STOCK (1.0%)
Food Products (1.0%)
Archer-Daniels-Midland Co., 6.25% r	10,000	438
Total Convertible Preferred Stock (cost $499)		438

	Principal
CONVERTIBLE BOND (0.9%)
Health Care Equipment & Supplies (0.9%)
Hologic, Inc.
2.00%, due 12/15/2037	$500	423
Total Convertible Bond (cost $490)		423

REPURCHASE AGREEMENT (2.1%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $937 on 07/01/2008	937	937
Total Repurchase Agreement (cost $937)		937

Total Investment Securities (cost $50,209) #		$47,673

NOTES TO SCHEDULE OF INVESTMENTS:

▪	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010 and with a market value plus accrued interest of $956.
r	Interest rate shown reflects the yield at June 30, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $50,209. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $337 and $2,873, respectively. Net unrealized depreciation for tax purposes is $2,536.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $9,281 or 20.60% of the Fund’s net assets.

LLC	Limited Liability Corporation

See notes to financial statements.

TRANSAMERICA PREMIER CASH RESERVE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Investor Class
Actual	$1,000.00	$1,014.90	0.25%	$1.25
Hypothetical (b)	1,000.00	1,023.62	0.25	1.26

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Maturity Disribution (in days)

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by maturity distribution (in days) of the Fund’s total investment securities.

TRANSAMERICA PREMIER CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (97.6%)
Commercial Banks (24.4%)
Canadian Imperial Holdings
2.86%, due 07/03/2008	$2,350	$2,350
2.88%, due 07/10/2008	2,000	1,998
Royal Bank of Scotland PLC
2.53%, due 07/18/2008	1,000	999
2.94%, due 07/02/2008	2,000	2,000
2.96%, due 07/03/2008	1,250	1,250
Toronto Dominion Holdings -144A
2.42%, due 07/25/2008	3,100	3,095
2.59%, due 08/29/2008	1,000	996
UBS Finance
2.50%, due 07/16/2008	1,900	1,898
2.65%, due 08/05/2008	2,200	2,195
Wells Fargo & Co.
2.34%, due 07/31/2008	3,400	3,393
2.35%, due 07/24/2008	350	349
Diversified Financial Services (57.2%)
Alpine Securitization Corp. -144A
2.60%, due 07/14/2008 – 07/22/2008	4,068	4,063
American Express Credit Corp.
2.39%, due 07/29/2008	1,100	1,098
2.47%, due 07/07/2008	3,100	3,099
American Honda Finance Corp.
2.22%, due 07/22/2008	2,600	2,597
Caterpillar, Inc.
2.22%, due 07/21/2008	700	699
General Electric Capital Corp.
2.45%, due 07/01/2008 – 08/01/2008	3,700	3,698
Goldman Sachs Group, Inc.
2.22%, due 07/29/2008	750	749
Harley-Davidson Funding -144A
2.21%, due 07/01/2008	550	550
International Lease Finance Corp.
2.67%, due 07/08/2008	1,100	1,099
2.83%, due 07/21/2008	2,400	2,396
2.90%, due 08/25/2008	650	647
Merrill Lynch & Co., Inc.
2.81%, due 08/18/2008	1,300	1,295
Old Line Funding LLC -144A
2.59%, due 08/04/2008	2,600	2,594
2.72%, due 07/09/2008	1,500	1,499
Rabobank USA Finance
2.25%, due 07/18/2008	1,900	1,898
2.41%, due 08/05/2008	600	598
2.45%, due 08/20/2008	1,650	1,644
Ranger Funding Co. LLC -144A
2.67%, due 07/11/2008	4,200	4,197
Sheffield Receivables Corp. -144A
2.77%, due 08/11/2008	1,600	1,595
2.79%, due 07/23/2008	2,450	2,446
State Street Corp. °
2.33%, due 08/06/2008	1,300	1,297
Toyota Motor Credit Co.
2.33%, due 07/29/2008	850	848
2.35%, due 08/08/2008	1,550	1,546
2.40%, due 07/14/2008	1,000	999
2.41%, due 08/15/2008	700	698
Unilever Capital -144A
2.45%, due 09/29/2008	1,850	1,839
2.47%, due 10/01/2008	2,400	2,385
Electronic Equipment & Instruments (1.8%)
Emerson Electric Co. -144A
2.20%, due 07/02/2008	1,560	1,560
Food Products (1.1%)
Nestle Capital Corp. -144A
2.16%, due 07/07/2008	900	900
Health Care Equipment & Supplies (4.9%)
Medtronic, Inc. -144A
2.20%, due 07/09/2008	4,100	4,098
Insurance (4.9%)
Prudential Funding Corp.
2.25%, due 07/17/2008	1,700	1,698
2.30%, due 07/30/2008	900	898
2.33%, due 07/28/2008	1,500	1,498
Multiline Retail (3.3%)
Walgreen Co. -144A
2.30%, due 07/08/2008	950	949
Wal-Mart Funding -144A
2.55%, due 07/17/2008	1,800	1,798
Total Commercial Paper (cost $81,995)		81,995

CERTIFICATE OF DEPOSIT (2.4%)
Commercial Banks (2.4%)
Bank of Scotland PLC
2.78%, due 08/12/2008	2,000	2,000
Total Certificate of Deposit (cost $2,000)		2,000

REPURCHASE AGREEMENT (0.0%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $47 on 07/01/2008	47	47
Total Repurchase Agreement (cost $47)		47

Total Investment Securities (cost $84,042) #		$84,042

See notes to financial statements.

NOTES TO SCHEDULE OF INVESTMENTS:
 Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010 and with a market value plus accrued interest of $50.
° State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
# Aggregate cost for federal income tax purposes is $84,042.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities aggregated to $34,564 or 41.13% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

See notes to financial statements.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Institutional Class
Actual	$1,000.00	$1,002.85	0.45%	$2.24
Hypothetical (b)	1,000.00	1,022.63	0.45	2.26

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (11.5%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$19	$19
4.75%, due 02/15/2037	10	10
5.00%, due 05/15/2037	25	27
U.S. Treasury Note
3.13%, due 11/30/2009	20	20
3.50%, due 05/31/2013	5	5
4.38%, due 12/15/2010	45	47
Total U.S. Government Obligations (cost $126)		128

U.S. GOVERNMENT AGENCY OBLIGATIONS (37.8%)
Fannie Mae
4.72%, due 10/01/2035 *	25	25
5.50%, due 03/01/2018 – 07/01/2036	92	92
6.00%, due 05/01/2032 – 12/01/2037	85	86
Freddie Mac
4.00%, due 10/15/2029	28	27
4.25%, due 10/15/2026	16	16
4.82%, due 06/01/2035 *	29	29
5.00%, due 06/01/2021 – 10/15/2030	57	57
5.50%, due 11/01/2018	12	12
5.52%, due 09/01/2037 *	27	28
6.00%, due 11/01/2033 – 01/01/2037	48	49
Total U.S. Government Agency Obligations (cost $420)		421

MORTGAGE-BACKED SECURITIES (6.6%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	25	22
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	25	23
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	25	24
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	10	4
Total Mortgage-Backed Securities (cost $83)		73

ASSET-BACKED SECURITY (0.9%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	10	10
Total Asset-Backed Security (cost $10)		10

CORPORATE DEBT SECURITIES (42.0%)
Aerospace & Defense (2.2%)
Boeing Co.
8.75%, due 08/15/2021	10	12
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	12	12
Airlines (0.9%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	6	6
Delta Air Lines, Inc.
7.57%, due 11/18/2010	5	4
Automobiles (1.0%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	10	11
Beverages (3.6%)
Coca-Cola Enterprises, Inc.
3.32%, due 05/06/2011 *	10	10
Diageo Capital PLC
5.75%, due 10/23/2017	10	10
Molson Coors Capital Finance
4.85%, due 09/22/2010	10	10
Sabmiller PLC -144A
6.20%, due 07/01/2011	10	10
Capital Markets (1.3%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	10	9
Morgan Stanley
6.63%, due 04/01/2018	5	5
Chemicals (3.6%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	20	20
Lubrizol Corp.
4.63%, due 10/01/2009	10	10
PPG Industries, Inc.
5.75%, due 03/15/2013	10	10
Commercial Banks (3.1%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	10	10
General Electric Capital Corp.
4.80%, due 05/01/2013	10	10
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	10	10
PNC Bank NA
6.88%, due 04/01/2018	5	5
Construction Materials (0.4%)
Texas Industries, Inc.
7.25%, due 07/15/2013	5	5
Consumer Finance (0.7%)
Discover Financial Services
3.32%, due 06/11/2010 *	9	8
Diversified Financial Services (3.5%)
Bank of America Corp.
5.75%, due 12/01/2017	10	9
Citigroup, Inc.
6.13%, due 05/15/2018	11	10
Glencore Funding LLC -144A
6.00%, due 04/15/2014	9	9
International Lease Finance Corp.
6.38%, due 03/15/2009	10	10

See notes to financial statements.

	Principal	Value
Electric Utilities (1.0%)
Sempra Energy
7.95%, due 03/01/2010	$10	$11
Energy Equipment & Services (0.5%)
Transocean, Inc.
6.80%, due 03/15/2038	5	5
Food & Staples Retailing (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	5	5
Food Products (1.8%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	10	10
General Mills, Inc.
5.20%, due 03/17/2015	5	5
Michael Foods, Inc.
8.00%, due 11/15/2013	5	5
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	5	4
Household Products (0.5%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	5	5
Independent Power Producers & Energy Traders (0.9%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	10	10
Industrial Conglomerates (0.9%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	10	10
Insurance (1.2%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ▪	5	4
Travelers Cos., Inc.
6.75%, due 06/20/2036	9	9
IT Services (0.4%)
Aramark Corp.
8.50%, due 02/01/2015	5	5
Machinery (0.5%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	6	6
Media (1.4%)
AMFM, Inc.
8.00%, due 11/01/2008	5	5
Time Warner Cable, Inc.
6.75%, due 07/01/2018	10	10
Metals & Mining (1.3%)
Arcelormittal -144A
5.38%, due 06/01/2013	5	5
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	10	10
Multiline Retail (0.9%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	5	5
Target Corp.
7.00%, due 01/15/2038	5	5
Oil, Gas & Consumable Fuels (1.0%)
Petrobras International Finance Co.
5.88%, due 03/01/2018	6	6
PetroHawk Energy Corp.
9.13%, due 07/15/2013	5	5
Paper & Forest Products (1.0%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	10	11
Real Estate Investment Trusts (4.5%)
BRE Properties, Inc.
5.75%, due 09/01/2009	20	20
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	5	4
iStar Financial, Inc.
4.88%, due 01/15/2009	5	5
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	10	10
Westfield Group -144A
5.40%, due 10/01/2012	11	11
Real Estate Management & Development (0.9%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	10	10
Road & Rail (0.4%)
Hertz Corp.
8.88%, due 01/01/2014	5	5
Software (0.8%)
Oracle Corp.
5.75%, due 04/15/2018	9	9
Specialty Retail (0.4%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	5	5
Wireless Telecommunication Services (0.5%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	7	6
Total Corporate Debt Securities (cost $481)		466

REPURCHASE AGREEMENT (1.5%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $16 on 07/01/2008	16	16
Total Repurchase Agreement (cost $16)		16

Total Investment Securities (cost $1,136) #		$1,114

See notes to financial statements.

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of June 30, 2008.
▪	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61% and maturity date of 01/23/2009 and with a market value plus accrued interest of $20.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,136. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7 and $29, respectively. Net unrealized depreciation for tax purposes is $22.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, these securities aggregated to $105 or 9.45% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

See notes to financial statements.

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Institutional Class
Actual	$1,000.00	$855.76	0.75%	$3.46
Hypothetical (b)	1,000.00	1,021.13	0.75	3.77

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.8%)
Aerospace & Defense (5.4%)
Boeing Co.	40,000	$2,629
Raytheon Co.	63,000	3,545
Air Freight & Logistics (3.3%)
Expeditors International of Washington, Inc.	87,000	3,741
Auto Components (4.3%)
BorgWarner, Inc.	45,000	1,997
Johnson Controls, Inc.	102,000	2,925
Automobiles (2.3%)
Daimler AG	42,000	2,590
Biotechnology (3.0%)
Gilead Sciences, Inc. ‡	65,000	3,442
Capital Markets (3.4%)
State Street Corp. °	18,000	1,152
T. Rowe Price Group, Inc.	48,000	2,710
Chemicals (9.4%)
Ecolab, Inc.	45,000	1,934
Praxair, Inc.	65,000	6,126
Sigma-Aldrich Corp.	50,000	2,693
Communications Equipment (6.8%)
Qualcomm, Inc.	55,000	2,440
Research In Motion, Ltd. ‡	45,000	5,261
Computers & Peripherals (5.1%)
Apple, Inc. ‡	35,000	5,860
Construction & Engineering (4.3%)
Jacobs Engineering Group, Inc. ‡	60,000	4,842
Consumer Finance (2.0%)
American Express Co.	60,000	2,260
Diversified Financial Services (2.1%)
CME Group, Inc. -Class A	6,100	2,337
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	75,000	2,527
Electronic Equipment & Instruments (3.1%)
Tyco Electronics, Ltd.	100,000	3,582
Energy Equipment & Services (2.5%)
Schlumberger, Ltd.	27,000	2,901
Health Care Equipment & Supplies (4.0%)
Becton Dickinson & Co.	30,000	2,439
Varian Medical Systems, Inc. ‡	40,000	2,074
Industrial Conglomerates (2.3%)
General Electric Co.	100,000	2,669
Insurance (0.9%)
American International Group, Inc.	38,000	1,006
Internet & Catalog Retail (2.6%)
Amazon.com, Inc. ‡	40,000	2,933
Internet Software & Services (3.8%)
Google, Inc. -Class A ‡	8,200	4,317
Machinery (5.6%)
Caterpillar, Inc.	47,000	3,470
PACCAR, Inc.	70,000	2,928
Multiline Retail (1.7%)
Nordstrom, Inc.	65,000	1,970
Oil, Gas & Consumable Fuels (1.6%)
Petroleo Brasileiro SA	25,000	1,771
Pharmaceuticals (1.9%)
Allergan, Inc.	42,000	2,186
Road & Rail (2.7%)
Union Pacific Corp.	40,000	3,020
Software (2.5%)
Electronic Arts, Inc. ‡	65,000	2,888
Total Common Stocks (cost $100,539)		101,165

	Principal
REPURCHASE AGREEMENT (10.3%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $11,702 on 07/01/2008	$11,701	11,701
Total Repurchase Agreement (cost $11,701)		11,701

Total Investment Securities (cost $112,240) #		$112,866

NOTES TO SCHEDULE OF INVESTMENTS:


Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 2.84% to 5.18% and maturity dates ranging from 01/01/2036 to 01/25/2036 and with a market value plus accrued interest of $11,937.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $112,240. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,410 and $11,784, respectively. Net unrealized appreciation for tax purposes is $626.

See notes to financial statements.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Institutional Class
Actual	$1,000.00	$1,042.38	0.85%	$4.32
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.3%)
Capital Markets (2.0%)
Diamond Hill Investment Group, Inc. ‡	2,980	$249
Chemicals (3.1%)
Zep, Inc.	26,255	391
Commercial Services & Supplies (3.3%)
Navigant Consulting, Inc. ‡	21,700	424
Computers & Peripherals (1.4%)
Hypercom Corp. ‡	40,285	177
Consumer Finance (2.7%)
Ezcorp, Inc. -Class A ‡	26,475	338
Electric Utilities (3.1%)
Uil Holdings Corp.	13,455	396
Electronic Equipment & Instruments (3.5%)
Cogent, Inc. ‡	24,675	280
ID Systems, Inc. ‡	25,410	164
Energy Equipment & Services (16.7%)
Dawson Geophysical Co. ‡	3,680	219
Global Industries, Ltd. ‡	15,445	277
Gulf Island Fabrication, Inc.	11,970	586
Helix Energy Solutions Group, Inc. ‡	4,915	204
Parker Drilling Co. ‡	39,635	397
Superior Energy Services, Inc. ‡	8,187	451
Food Products (1.6%)
Dean Foods Co. ‡	10,355	203
Health Care Equipment & Supplies (0.6%)
Orthofix International NV ‡	2,760	80
Health Care Providers & Services (1.6%)
Chemed Corp.	5,503	201
Household Durables (1.4%)
Jarden Corp. ‡	9,865	180
Insurance (1.2%)
American Safety Insurance Holdings, Ltd. ‡	11,035	159
IT Services (2.5%)
Wright Express Corp. ‡	12,740	316
Marine (9.9%)
Excel Maritime Carriers, Ltd. -Class A	9,580	376
Genco Shipping & Trading, Ltd.	8,265	539
Omega Navigation Enterprises, Inc. -Class A	20,875	345
Oil, Gas & Consumable Fuels (14.9%)
General Maritime Corp.	14,695	382
Goodrich Petroleum Corp. ‡	6,425	533
Holly Corp.	4,620	170
Petroquest Energy, Inc. ‡	10,480	282
StealthGas, Inc.	19,480	275
Teekay Tankers, Ltd. -Class A	11,135	258
Real Estate Investment Trusts (9.3%)
Capstead Mortgage Corp.	32,885	357
LTC Properties, Inc.	11,965	306
Omega Healthcare Investors, Inc.	19,015	316
Parkway Properties, Inc.	6,025	203
Software (2.2%)
Fair Isaac Corp.	13,445	279
Textiles, Apparel & Luxury Goods (2.4%)
Hanesbrands, Inc. ‡	11,420	310
Transportation Infrastructure (4.9%)
Aegean Marine Petroleum Network, Inc.	15,455	629
Total Common Stocks (cost $11,448)		11,252

	Principal
REPURCHASE AGREEMENT (7.7%)
State Street Repurchase Agreement  ° 1.05%, dated 06/30/2008 to be repurchased at $990 on 07/01/2008	$990	990
Total Repurchase Agreement (cost $990)		990

Total Investment Securities (cost $12,438) #		$12,242

NOTES TO SCHEDULE OF INVESTMENTS:
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.12% and maturity date of 05/06/2013 and with a market value plus accrued interest of $1,011.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $12,438. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $496 and $692, respectively. Net unrealized depreciation for tax purposes is $196.

See notes to financial statements.

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period until June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Institutional Class
Actual	$1,000.00	$862.02	0.75%	$3.47
Hypothetical (b)	1,000.00	1,021.13	0.75	3.77

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At June 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Aerospace & Defense (5.5%)
Boeing Co.	100	$7
Precision Castparts Corp.	170	16
United Technologies Corp.	200	12
Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	190	8
Auto Components (5.7%)
BorgWarner, Inc.	460	20
Johnson Controls, Inc.	550	16
Automobiles (1.9%)
Daimler AG	200	12
Beverages (1.0%)
PepsiCo, Inc.	100	6
Capital Markets (6.9%)
BlackRock, Inc. -Class A	75	13
Charles Schwab Corp.	550	12
T. Rowe Price Group, Inc.	340	19
Chemicals (6.8%)
Ecolab, Inc.	355	15
Monsanto Co.	135	17
Sigma-Aldrich Corp.	200	11
Communications Equipment (1.0%)
Qualcomm, Inc.	150	7
Computers & Peripherals (6.9%)
Apple, Inc. ‡	185	31
Hewlett-Packard Co.	300	13
Construction & Engineering (4.1%)
Jacobs Engineering Group, Inc. ‡	320	26
Consumer Finance (0.8%)
American Express Co.	140	5
Diversified Financial Services (2.0%)
CME Group, Inc. -Class A	20	8
JPMorgan Chase & Co.	150	5
Diversified Telecommunication Services (3.3%)
Verizon Communications, Inc.	600	21
Electronic Equipment & Instruments (2.9%)
Tyco Electronics, Ltd.	520	19
Energy Equipment & Services (1.3%)
Schlumberger, Ltd.	75	8
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	150	11
Health Care Equipment & Supplies (3.6%)
Becton Dickinson & Co.	120	10
Hologic, Inc. ‡	290	6
Zimmer Holdings, Inc. ‡	100	7
Internet & Catalog Retail (1.6%)
Amazon.com, Inc. ‡	140	10
Internet Software & Services (2.9%)
Google, Inc. -Class A ‡	35	18
Machinery (10.0%)
Caterpillar, Inc.	290	22
Donaldson Co., Inc.	250	11
Kennametal, Inc.	500	16
PACCAR, Inc.	350	15
Media (2.4%)
Walt Disney Co.	500	16
Multiline Retail (1.0%)
Nordstrom, Inc.	200	6
Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	140	10
Real Estate Investment Trusts (2.1%)
Plum Creek Timber Co., Inc.	320	14
Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	140	14
Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	600	13
Software (6.9%)
Adobe Systems, Inc. ‡	350	14
Electronic Arts, Inc. ‡	270	12
Salesforce.com, Inc. ‡	269	18
Textiles, Apparel & Luxury Goods (3.3%)
Nike, Inc. -Class B	350	21
Trading Companies & Distributors (2.4%)
WW Grainger, Inc.	190	16
Total Common Stocks (cost $527)		607

	Principal
REPURCHASE AGREEMENT (7.7%)
State Street Repurchase Agreement  °
1.05%, dated 06/30/2008 to be repurchased at $49 on 07/01/2008	$49	49
Total Repurchase Agreement (cost $49)		49

Total Investment Securities (cost $576) #		$656

NOTES TO SCHEDULE OF INVESTMENTS:

	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.88% and maturity date of 04/30/2010 and with a market value plus accrued interest of $50.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $576. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $109 and $29, respectively. Net unrealized appreciation for tax purposes is $80.

See notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES

At June 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund		Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund		Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Assets:
Investments, at cost	$256,171		$976,176		$71,052		$114,214	$383,884		$50,209	$84,042

Investments, at value	$278,796		$997,159		$76,407		$121,075	$421,646		$47,673	$84,042
Receivables:
Investment securities sold	—		—		2,020		1,811	—		—	—
Shares of beneficial interest sold	332		4,605		10		26	165		1	328
Interest	1		3		1		—	1,689		1,121	12
Dividends	154		693		42		38	134		—	—
Dividend reclaims	12		61		—		—	11		—	—
Receivable from advisor	—		—		—		—	—		—	4
	$279,295		$1,002,521		$78,480		$122,950	$423,645		$48,795	$84,386

Liabilities:
Payables:
Investment securities purchased	—		—		—		571	1,541		—	—
Shares of beneficial interest redeemed	106		1,588		58		77	1,238		3,659	288
Advisory fees	149		601		59		94	220		14	—
Distribution fees	63		224		18		27	94		4	—
Transfer agent fees	72		6		26		51	143		1	6
Director fees	—	(a)	—	(a)	—	(a)	— (a)	—	(a)	— (a)	—	(a)
Administration fees	5		18		1		2	8		1	2
Dividends to shareholders	—		—		—		—	—		57	10
Other accrued expenses	37		101		24		33	64		10	40
	432		2,538		186		855	3,308		3,746	346
Net Assets	$278,863		$999,983		$78,294		$122,095	$420,337		$45,049	$84,040

Net Assets Consist of:
Paid-in capital	$251,451		$983,048		$70,047		$116,906	$362,902		$71,747	$84,040
Undistributed (accumulated) net investment income (loss)	222		832		(275)		(445)	3,405		86	—
Undistributed (accumulated) net realized gain (loss) on investments	4,565		(4,880)		3,167		(1,227)	16,268		(24,248)	—
Net unrealized appreciation (depreciation) on investments	22,625		20,983		5,355		6,861	37,762		(2,536)	—
Net Assets	$278,863		$999,983		$78,294		$122,095	$420,337		$45,049	$84,040

Institutional Class
Net Assets	$—		$—		$—		$—	$—		$37,757	$—
Shares Outstanding	—		—		—		—	—		5,511	—

Net Asset Value, Offering Price and Redemption Price Per Share	$—		—		—		—	—		$6.85	$—
Investor Class
Net Assets	$278,863		$999,983		$78,294		$122,095	$420,337		$7,292	$84,040
Shares Outstanding	18,927		45,874		3,913		5,121	17,357		1,054	84,040

Net Asset Value, Offering Price and Redemption Price Per Share	$14.73		$21.80		$20.01		$23.84	$24.22		$6.92	$1.00

See notes to financial statements.

	Transamerica Premier Institutional Bond Fund		Transamerica Premier Institutional Equity Fund		Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
Assets:
Investment, at cost	$1,136		$112,240		$12,438		$576

Investment, at value	$1,114		$112,866		$12,242		$656
Receivables:
Principal Repayments	—	(a)	—		—		—
Shares of beneficial interest sold	—		1,161		617		—
Interest	11		1		—	(a)	—	(a)
Dividends	—		78		24		—
Dividend reclaims	—		6		—		—
Receivable from advisor	3		—		—		3
	$1,128		$114,112		$12,883		$659

Liabilities:
Payables:
Investment securities purchased	—		—		93		—
Shares of beneficial interest redeemed	—		78		19		—
Advisory fees	—		65		2		—
Distribution fees	—		—		—		—
Transfer agent fees	—	(a)	1		—	(a)	—	(a)
Director fees	—	(a)	—	(a)	—	(a)	—	(a)
Administration fees	—	(a)	2		—	(a)	—	(a)
Other accrued expenses	17		36		22		21
	17		182		136		21
Net Assets	$1,111		$113,930		$12,747		$638

Net Assets Consist of:
Paid-in capital	$1,169		$113,685		$12,793		$535
Distributable net investment income (loss)	(1)		403		43		2
Accumulated net realized gain (loss) on investments	(35)		(784)		107		21
Net unrealized appreciation (depreciation) on investments	(22)		626		(196)		80
Net Assets	$1,111		$113,930		$12,747		$638

Institutional Class
Net Assets	$1,111		$113,930		$12,747		$638
Shares Outstanding	121		9,898		773		53

Net Asset Value, Offering Price and Redemption Price Per Share	$9.17		$11.51		$16.48		$12.12

(a)  Amount rounds to less than $1.

STATEMENTS OF OPERATIONS

For the period ended June 30, 2008

(all amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Investment Income:
Dividends	$1,751	$6,422	$212	$362	$1,812	$13	$—
Interest	99	291	56	60	3,665	2,286	1,421
Total Income	1,850	6,713	268	422	5,477	2,299	1,421

Expenses
Management and advisory fees	989	4,135	313	488	1,504	140	145
Transfer agent and shareholder servicing fees:
Institutional Class	—	—	—	—	—	1	—
Investor Class	334	641	78	154	448	11	45
Distribution and service fees:
Investor Class	355	1,279	102	159	544	18	—
Custodian fees	10	47	5	10	27	10	6
Registration fees
Investor Class	12	45	11	11	14	9	15
Administration fees	28	102	8	13	43	5	9
Legal fees	10	37	2	5	15	— (a)	1
Audit fees	8	— (a)	16	14	— (a)	11	16
Directors fees	6	23	2	3	10	— (a)	2
Printing and shareholder reports	6	39	1	4	11	— (a)	11
Other	14	31	5	6	21	—	6
Total expenses before waived fees	1,772	6,379	543	867	2,637	205	256
Waived fees	(144)	(498)	—	—	(244)	(21)	(147)
Net Expenses	1,628	5,881	543	867	2,393	184	109

Net Investment Income (Loss)	222	832	(275)	(445)	3,084	2,115	1,312
Net Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	913	(11,911)	479	(1,051)	15,256	(2,592)	—
Net change in unrealized depreciation on investments	(45,117)	(150,993)	(14,757)	(18,464)	(69,633)	(417)	—
Net Realized and Unrealized Loss:	(44,204)	(162,904)	(14,278)	(19,515)	(54,377)	(3,009)	—
Net Increase (Decrease) In Net Assets Resulting from Operations	$(43,982)	$(162,072)	$(14,553)	$(19,960)	$(51,293)	$(894)	$1,312

See notes to financial statements.

	Transamerica Premier Institutional Bond Fund		Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
Investment Income:
Dividends	$—		$653	$52		$4
Interest	29		39	3		—	(a)
Total Income	29		692	55		4

Expenses
Management and advisory fees	2		384	14		2
Transfer agent and shareholder servicing fees:
Institutional Class	—	(a)	6	—	(8)	—	(a)
Custodian fees	4		6	2		1
Registration fees
Institutional Class	6		10	7		7
Administration fees	—	(a)	11	—	(a)	—	(a)
Legal fees	—	(a)	3	—	(a)	—	(a)
Audit fees	14		17	20		19
Directors fees	—	(a)	2	—	(a)	—	(a)
Printing and shareholder reports	—	(a)	6	—	(a)	—	(a)
Other	—	(a)	5	1		—	(a)
Total expenses before waived fees	26		450	44		29
Waived fees	(23)		(56)	(30)		(27)
Net Expenses	3		394	14		2

Net Investment Income	26		298	41		2

Net Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3)		(901)	52		15
Net change in unrealized depreciation on investments	(20)		(15,323)	(325)		(119)
Net Realized and Unrealized Loss:	(23)		(16,224)	(273)		(104)
Net Increase (Decrease) In Net Assets Resulting from Operations	$3		$(15,926)	$(232)		$(102)

(a) Amount rounds to less than $1.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Transamerica Premier Diversified Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund
	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222	$215	$832	$(1,117)	$(275)	$(442)
Net realized gain (loss) on investments	913	11,413	(11,911)	17,531	479	13,322
Net change in unrealized appreciation (depreciation) on investments	(45,117)	32,390	(150,993)	95,774	(14,757)	3,357
Net increase (decrease) in net assets resulting from operations	(43,982)	44,018	(162,072)	112,188	(14,553)	16,237

Dividends / Distributions to Shareholders
From net investment income:
Investor Class	—	(26)	—	—	—	—
From net realized gains on investments:
Investor Class	—	(8,118)	—	(13,873)	—	(38)
Net decrease in net assets resulting from distributions	—	(8,144)	—	(13,873)	—	(38)
Net Fund Shares Transactions	17,502	61,862	115,643	377,417	(2,525)	(8,027)
Net increase (decrease) in net assets	(26,480)	97,739	(46,429)	475,732	(17,078)	8,172

Net Assets
Beginning of year	$305,343	$207,607	$1,046,412	$570,680	$95,372	$87,200
End of year/period	$278,863	$305,343	$999,983	$1,046,412	$78,294	$95,372
Undistributed (Accumulated) Net Investment Income (Loss)	$222	$—	$832	$—	$(275)	$—

	Transamerica Premier Growth Opportunities Fund		Transamerica Premier Balanced Fund		Transamerica Premier High Yield Bond Fund
	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(445)	$(714)	$3,084	$5,192	$2,115	$7,068
Net realized gain (loss) on investments	(1,051)	29,103	15,256	17,546	(2,592)	(1,130)
Net change in unrealized appreciation (depreciation) on investments	(18,464)	(461)	(69,633)	29,621	(417)	(3,829)
Net increase (decrease) in net assets resulting from operations	(19,960)	27,928)	(51,293)	52,359	(894)	2,109

Dividends / Distributions to Shareholders
From net investment income:
Institutional Class					(1,575)	(6,381)
Investor Class	—	—	—	(6,341)	(502)	(761)
From net realized gains on investments:
Investor Class	—	(6,662)	—	(16,991)	—	—
Net decrease in net assets resulting from distributions	—	(6,662)	—	(23,332)	(2,077)	(7,142)
Net Fund Shares Transactions	(4,796)	(6,406)	(3,608)	69,525	(8,698)	(60,264)
Net increase (decrease) in net assets	(24,756)	14,860	(54,901)	98,552	(11,669)	(65,297)

Net Assets
Beginning of year	$146,851	$131,991	$475,238	$376,686	$56,718	$122,015
End of year/period	$122,095	$146,851	$420,337	$475,238	$45,049	$56,718
Undistributed (Accumulated) Net Investment Income (Loss)	$(445)	$—	$3,405	$321	$86	$48

See notes to financial statements.

	Transamerica Premier Cash Reserve Fund		Transamerica Premier Institutional Bond Fund		Transamerica Premier Institutional Equity Fund
	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,312	$4,196	$26	$54	$298	$198
Net realized gain (loss) on investments	—	—	(3)	(7)	(901)	4,116
Net change in unrealized appreciation (depreciation) on investments	—	—	(20)	2	(15,323)	5,274
Net increase (decrease) in net assets resulting from operations	1,312	4,196	3	49	(15,926)	9,588

Dividends / Distributions to Shareholders
From net investment income:
Institutional Class			(26)	(55)	—	(96)
Investor Class	(1,312)	(4,196)
From net realized gains on investments:
Institutional Class			—	—	—	(4,056)
Net decrease in net assets resulting from distributions	(1,312)	(4,196)	(26)	(55)	—	(4,152)
Net Fund Shares Transactions	(5,377)	16,583	26	47	31,687	34,285
Net increase (decrease) in net assets	(5,377)	16,583	3	41	15,761	39,721

Net Assets
Beginning of year	$89,417	$72,834	$1,108	$1,067	$98,169	$58,448
End of year/period	$84,040	$89,417	$1,111	$1,108	$113,930	$98,169
Undistributed (Accumulated) Net Investment Income (Loss)	$—	$—	$(1)	$(1)	$403	$105

	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$41	$15	$2	$3
Net realized gain on investments	52	124	15	36
Net change in unrealized appreciation (depreciation) on investments	(325)	28	(119)	86
Net increase (decrease) in net assets resulting from operations	(232)	167	(102)	125

Dividends / Distributions to Shareholders
From net investment income:
Institutional Class	—	(46)	—	(3)
From net realized gains on investments:
Institutional Class	—	(49)	—	(29)
Net decrease in net assets resulting from distributions	—	(95)	—	(32)
Net Fund Shares Transactions	10,082	2,151	2	32
Net increase (decrease) in net assets	9,850	2,223	(100)	125

Net Assets
Beginning of year	$2,897	$674	$738	$613
End of year/period	$12,747	$2,897	$638	$738
Undistributed Net Investment Income	$43	$2	$2	$—

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

(unaudited for the period ended June 30, 2008)

	Transamerica Premier Diversified Equity Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$17.15		$14.84	$13.69	$12.70	$11.17	$8.87

Investment Operations
Net Investment income (loss)(a)	0.01		0.01	0.01	0.02	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(2.43)		2.77	1.28	0.99	1.51	2.31
Total from investment operations	(2.42)		2.78	1.29	1.01	1.54	2.30

Dividends / Distributions to Shareholders
Net investment income	—		— (b)	—	(0.02)	(0.01)	—
Net realized gains on investments	—		(0.47)	(0.14)	—	—	—
Total dividends / distributions	—		(0.47)	(0.14)	(0.02)	(0.01)	—

Net Asset Value
End of period/year	$14.73		$17.15	$14.84	$13.69	$12.70	$11.17

Total Return(c)	(14.11	)%(d)	18.68%	9.42%	7.93%	13.81%	25.93%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	1.15(11)%		1.15%	1.15%	1.10%	1.20%	1.20%
Before reimbursement/fee waiver	1.25	%(e)	1.15%	1.15%	1.31%	1.47%	1.80%
Net investment income (loss)	0.16	%(e)	0.08%	0.04%	0.13%	0.28%	(0.07)%

Portfolio turnover rate	23	%(d)	29%	36%	35%	30%	24%
Net assets end of the period/year (in thousands)	$278,863		$305,343	$207,607	$148,927	$71,487	$18,660

	Transamerica Premier Equity Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$25.60		$22.52	$22.05	$19.46	$16.90	$12.93

Investment Operations
Net Investment income (loss)(a)	0.02		(0.03)	(0.07)	(0.08)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.82)		3.45	1.74	3.19	2.58	4.04
Total from investment operations	(3.80)		3.42	1.67	3.11	2.56	3.97

Dividends / Distributions to Shareholders
Net realized gains on investments	—		(0.34)	(1.20)	(0.52)	—	—
Total dividends / distributions	—		(0.34)	(1.20)	(0.52)	—	—

Net Asset Value
End of period/year	$21.80		$25.60	$22.52	$22.05	$19.46	$16.90

Total Return(c)	(14.84	)%(d)	15.19%	7.54%	15.96%	15.15%	30.70%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	1.15	%(e)	1.15%	1.15%	1.09%	1.29%	1.43%
Before reimbursement/fee waiver	1.25	%(e	1.15%	1.15%	1.09%	1.29%	1.43%
Net investment income (loss)	0.16	%(e)	(0.14)%	(0.28)%	(0.38)%	(0.13)%	(0.46)%

Portfolio turnover rate	17	%(d)	40%	37%	32%	34%	38%
Net assets end of the period/year (in thousands)	$999,983		$1,046,412	$570,680	$423,181	$179,454	$146,833

See notes to financial statements.

	Transamerica Premier Focus Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$23.64		$19.65	$18.59	$16.01	$13.87	$9.94

Investment Operations
Net Investment loss(a)	(0.07)		(0.11)	(0.11)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.56)		4.11	1.17	2.64	2.21	4.00
Total from investment operations	(3.63)		4.00	1.06	2.58	2.14	3.93

Dividends / Distributions to Shareholders
Net realized gains on investments	—		(0.01)	—	—	—	—
Total dividends / distributions	—		(0.01)	—	—	—	—

Net Asset Value
End of period/year	$20.01		$23.64	$19.65	$18.59	$16.01	$13.87

Total Return(c)	(15.36	)%(d)	20.35%	5.70%	16.12%	15.43%	39.54%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	1.33	%(e)	1.18%	1.20%	1.32%	1.36%	1.40%
Before reimbursement/fee waiver	1.33	%(e)	1.18%	1.20%	1.32%	1.36%	1.54%
Net investment loss	(0.67	)%(e)	(0.50)%	(0.61)%	(0.38)%	(0.48)%	(0.65)%

Portfolio turnover rate	36	%(d)	51%	46%	67%	64%	59%
Net assets end of the period/year (in thousands)	$78,294		$95,372	$87,200	$111,705	$92,565	$87,075

	Transamerica Premier Growth Opportunities Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$27.61		$23.50	$22.56	$19.73	$16.99	$12.69

Investment Operations
Net Investment loss(a)	(0.09)		(0.14)	(0.10)	(0.05)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.68)		5.56	1.04	2.88	2.82	4.40
Total from investment operations	(3.77)		5.42	0.94	2.83	2.74	4.30

Dividends / Distributions to Shareholders
Net realized gains on investments	—		(1.31)	—	—	—	—
Total dividends / distributions	—		(1.31)	—	—	—	—

Net Asset Value
End of period/year	$23.84		$27.61	$23.50	$22.56	$19.73	$16.99

Total Return(c)	(13.65	)%(d)	23.01%	4.17%	14.36%	16.13%	33.88%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	1.36	%(e)	1.17%	1.17%	1.31%	1.36%	1.40%
Before reimbursement/fee waiver	1.36	%(e)	1.17%	1.17%	1.31%	1.36%	1.47%
Net investment loss	(0.70	)%(e)	(0.52)%	(0.43)%	(0.24)%	(0.44)%	(0.70)%

Portfolio turnover rate	26	%(d)	77%	64%	52%	37%	29%
Net assets end of the period/year (in thousands)	$122,095		$146,851	$131,991	$152,064	$118,442	$93,747

See notes to financial statements.

	Transamerica Premier Balanced Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$27.14		$25.24	$23.63	$22.60	$20.22	$16.60

Investment Operations
Net Investment income (loss)(a)	0.18		0.33	0.25	0.26	(0.22)	0.23
Net realized and unrealized gain (loss) on investments	(3.10)		2.97	1.69	1.04	2.83	3.62
Total from investment operations	(2.92)		3.30	1.94	1.30	2.61	3.85

Dividends / Distributions to Shareholders
Net investment income	—		(0.38)	(0.19)	(0.27)	(0.23)	(0.23)
Net realized gains on investments	—		(1.02)	(0.14)	—	—	—
Total dividends / distributions	—		(1.40)	(0.33)	(0.27)	(0.23)	(0.23)

Net Asset Value
End of period/year	$24.22		$27.14	$25.24	$23.63	$22.60	$20.22

Total Return(c)	(10.76	)%(d)	13.04%	8.20%	5.81%	12.92%	23.20%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	1.10	%(e)	1.10%	1.10%	1.08%	1.29%	1.29%
Before reimbursement/fee waiver	1.21	%(e)	1.10%	1.10%	1.14%	1.29%	1.29%
Net investment income (loss)	1.44	%(e)	1.21%	1.02%	1.14%	(1.04)%	1.28%

Portfolio turnover rate	34	%(d)	58%	45%	53%	47%	39%
Net assets end of the period/year (in thousands)	$420,337		$475,238	$376,686	$305,892	$245,138	$183,331

See notes to financial statements.

	Transamerica Premier High Yield Bond Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$7.36		$7.86	$7.71	$8.00	$7.76	$7.05

Investment Operations
Net Investment income(a)	0.27		0.55	0.53	0.50	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.43)		(0.50)	0.14	(0.28)	0.25	0.74
Total from investment operations	(0.16)		0.05	0.67	0.22	0.77	1.28

Dividends / Distributions to Shareholders
Net investment income	(0.28)		(0.55)	(0.52)	(0.51)	(0.53)	(0.57)
Total dividends / distributions	(0.28)		(0.55)	(0.52)	(0.51)	(0.53)	(0.57)

Net Asset Value
End of period/year	$6.92		$7.36	$7.86	$7.71	$8.00	$7.76

Total Return(c)	(2.23	)%(d)	0.59%	9.01%	2.93%	10.38%	18.76%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver	1.20	%(e)	1.32%	1.19%	1.34%	1.43%	1.64%
Net investment income	7.68	%(e)	7.04%	6.81%	6.46%	6.75%	7.26%

Portfolio turnover rate	48	%(d)	89%	127%	93%	152%	171%
Net assets end of the period/year (in thousands)	$7,292		$8,209	$16,418	$12,062	$8,227	$7,973

	Transamerica Premier High Yield Bond Fund
	Institutional Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$7.29		$7.79	$7.65	$7.95	$7.70	$7.01

Investment Operations
Net Investment income(a)	0.29		0.57	0.55	0.52	0.54	0.56
Net realized and unrealized gain (loss) on investments	(0.44)		(0.49)	0.13	(0.29)	0.26	0.71
Total from investment operations	(0.15)		0.08	0.68	0.23	0.80	1.27

Dividends / Distributions to Shareholders
Net investment income	(0.29)		(0.58)	(0.54)	(0.53)	(0.55)	(0.58)
Total dividends / distributions	(0.29)		(0.58)	(0.54)	(0.53)	(0.55)	(0.58)

Net Asset Value
End of period/year	$6.85		$7.29	$7.79	$7.65	$7.95	$7.70

Total Return(c)	(2.13	)%(d)	0.86%	9.23%	3.08%	10.88%	18.87%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.62	%(e)	0.65%	0.64%	0.65%	0.63%	0.65%
Before reimbursement/fee waiver	0.62	%(e)	0.66%	0.64%	0.70%	0.63%	0.72%
Net investment income	8.06	%(e)	7.30%	7.09%	6.65%	7.06%	7.56%

Portfolio turnover rate	48	%(d)	89%	127%	93%	152%	171%
Net assets end of the period/year (in thousands)	$37,757		$48,509	$105,597	$97,480	$135,161	$118,982

See notes to financial statements.

	Transamerica Premier Cash Reserve Fund
	Investor Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value
Beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment income(a)	0.01		0.05	0.05	0.03	0.01	0.01
Total from investment operations	0.01		0.05	0.05	0.03	0.01	0.01

Dividends / Distributions to Shareholders
Net investment income	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Total dividends / distributions	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	1.49	%(d)	5.12%	4.91%	3.06%	1.16%	0.92%

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.58	%(e)	0.60%	0.68%	0.74%	0.63%	0.88%
Net investment income	2.99	%(e)	5.01%	4.87%	3.02%	1.13%	0.92%
Net assets end of the period/year (in thousands)	$84,040		$89,417	$72,834	$39,405	$37,038	$43,847

	Transamerica Premier Institutional Bond Fund
	Institutional Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(g)
Net Asset Value
Beginning of year	$9.36		$9.41	$9.75	$10.00

Investment Operations
Net Investment income(a)	0.22		0.47	0.46	0.38
Net realized and unrealized loss on investments	(0.19)		(0.04)	(0.10)	(0.23)
Total from investment operations	0.03		0.43	0.36	0.15

Dividends / Distributions to Shareholders
Net investment income	(0.22)		(0.48)	(0.48)	(0.40)
Return of Capital	—		—	(0.22)	—
Total dividends / distributions	(0.22)		(0.48)	(0.70)	(0.40)

Net Asset Value
End of period/year	$9.17		$9.36	$9.41	$9.75

Total Return(c)	0.28	%(d)	4.68%	3.88%	1.53	%(d)

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.45	%(e)	0.45%	0.45%	0.45	%(e)
Before reimbursement/fee waiver	4.63	%(e)	6.25%	5.74%	7.97	%(e)
Net investment income	4.73	%(e)	5.00%	4.80%	4.18	%(e)

Portfolio turnover rate	49	%(d)	88%	151%	269	%(d)
Net assets end of the period/year (in thousands)	$1,111		$1,108	$1,067	$1,027

See notes to financial statements.

	Transamerica Premier Institutional Equity Fund
	Institutional Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Period Ended December 31, 2004(F)
Net Asset Value
Beginning of year	$13.45		$12.21	$11.41	$11.11	$10.00

Investment Operations
Net Investment income (loss)(a)	0.03		0.04	0.01	(0.01)	0.08
Net realized and unrealized gain (loss) on investments	(1.97)		1.79	0.93	1.91	1.40
Total from investment operations	(1.94)		1.83	0.94	1.90	1.48

Dividends / Distributions to Shareholders
Net investment income	—		(0.01)	(0.01)	—	(0.36)
Net realized gains on investments	—		(0.58)	(0.13)	(1.60)	(0.01)
Total dividends / distributions	—		(0.59)	(0.14)	(1.60)	(0.37)

Net Asset Value
End of period/year	$11.51		$13.45	$12.21	$11.41	$11.11

Total Return(c)	(14.42	)%(d)	14.96%	8.22%	17.03%	11.51	%(d)

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(e)
Before reimbursement/fee waiver	0.86	%(e)	0.90%	0.93%	1.05%	0.90	%(e)
Net investment income (loss)	0.57	%(e)	0.28%	0.09%	(0.06)%	1.31	%(e)

Portfolio turnover rate	13	%(d)	47%	31%	122%	18	%(d)
Net assets end of the period/year (in thousands)	$113,930		$98,169	$58,448	$44,106	$62,110

	Transamerica Premier Institutional Small Cap Value Fund
	Institutional Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(g)
Net Asset Value
Beginning of year	$15.81		$12.32	$10.73	$10.00

Investment Operations
Net Investment income(a)	0.20		0.22	0.14	0.10
Net realized and unrealized gain on investments	0.47		3.87	1.88	1.17
Total from investment operations	0.67		4.09	2.02	1.27

Dividends / Distributions to Shareholders
Net investment income	—		(0.29)	(0.12)	(0.08)
Net realized gains on investments	—		(0.31)	(0.31)	(0.46)
Total dividends / distributions	—		(0.60)	(0.43)	(0.54)

Net Asset Value
End of period/year	$16.48		$15.81	$12.32	$10.73

Total Return(c)	4.24	%(d)	33.12%	18.74%	12.67	%(d)

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.85	%(e)	0.85%	0.85%	0.85	%(e)
Before reimbursement/fee waiver	2.63	%(e)	6.37%	8.68%	9.32	%(e)
Net investment income	2.49	%(e)	1.49%	1.15%	1.00	%(e)

Portfolio turnover rate	31	%(d)	31%	53%	53	%(d)
Net assets end of the period/year (in thousands)	$12,747		$2,897	$674	$563

See notes to financial statements.

	Transamerica Premier Institutional Diversified Equity Fund
	Institutional Class
	Period Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(g)
Net Asset Value
Beginning of year	$14.06		$12.21	$11.14	$10.00

Investment Operations
Net Investment income(a)	0.04		0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	(1.98)		2.43	1.02	1.14
Total from investment operations	(1.94)		2.49	1.07	1.19

Dividends / Distributions to Shareholders
Net investment income	—		(0.06)	—	(0.05)
Net realized gains on investments	—		(0.58)	—	—
Total dividends / distributions	—		(0.64)	—	(0.05)

Net Asset Value
End of period/year	$12.12		$14.06	$12.21	$11.14

Total Return(c)	(13.80	)%(d)	20.34%	9.61%	11.88	%(d)

Ratios and Supplemental Data

Expenses to average net assets:
After reimbursement/fee waiver	0.75	%(e)	0.75%	0.75%	0.75	%(e)
Before reimbursement/fee waiver	8.69	%(e)	9.02%	8.90%	9.27	%(e)
Net investment income	0.57	%(e)	0.44%	0.40%	0.52	%(e)

Portfolio turnover rate	25	%(d)	31%	40%	38	%(d)
Net assets end of the period/year (in thousands)	$638		$738	$613	$559

(a)	Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total Return represents aggregate total return for each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced operations on June 1, 2004.
(g)	Commenced operations on February 1, 2005.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(all amounts in thousands)

(unaudited)

1 . ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Investors, Inc. (the “Company”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Company is composed of eleven Funds: Transamerica Premier Diversified Equity Fund (the “Diversified Equity Fund”), Transamerica Premier Equity Fund (the “Equity Fund”), Transamerica Premier Focus Fund (the “Focus Fund”),Transamerica Premier Growth Opportunities Fund (the “Growth Opportunities Fund”), Transamerica Premier Balanced Fund (the “Balanced Fund”), Transamerica Premier High Yield Bond Fund (the “High Yield Bond Fund”), Transamerica Premier Cash Reserve Fund (the “Cash Reserve Fund”), Transamerica Premier Institutional Bond Fund (the “Institutional Bond Fund”), Transamerica Premier Institutional Equity Fund (the “Institutional Equity Fund”), Transamerica Premier Institutional Small Cap Value Fund (the “Institutional Small Cap Value Fund”), and Transamerica Premier Institutional Diversified Equity Fund (the “Institutional Diversified Equity Fund”), (individually, a “Fund” and collectively, the “Funds”). All of the Funds are diversified except the Focus Fund, which is non-diversified under the 1940 Act. For information on investment objectives and strategies, please refer to the Fund’s prospectuses.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Company currently offers two classes of shares, either an Investor and/or an Institutional class in each of the Funds, which reflect different expense levels. Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated to each class based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses. Each share of each class of a Fund represents an identical legal interest in the investment of the Fund.

Valuation of Securities

Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted sale bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

As permitted under Rule 2a-7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which approximates market value.

The Funds value their investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments. Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Directors.

Effective January 1, 2008, the Funds adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008:

	Investments in Securities			Total Investments in
Fund	Level 1	Level 2	Level 3	Securities
Diversified Equity Fund	$261,170	$17,626	$—	$278,796
Equity Fund	939,868	57,291	—	997,159
Focus Fund	66,560	9,847	—	76,407
Growth Opportunities Fund	115,285	5,790	—	121,075
Balanced Fund	265,023	156,623	—	421,646
High Yield Bond Fund	438	47,235	—	47,673
Cash Reserve Fund	—	84,042	—	84,042
Institutional Bond Fund	—	1,114	—	1,114
Institutional Equity Fund	101,165	11,701	—	112,866
Institutional Small Cap Value Fund	11,252	990	—	12,242
Institutional Diversified Equity Fund	607	49	—	656

Pricing of Shares

The Funds price their shares on the basis of the net asset value of each class of shares of the Funds, which are determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Repurchase Agreements

The Funds are authorized to enter into repurchase agreements. The Funds, through their custodian, State Street, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

(all amounts in thousands)

(unaudited)

Real Estate Investment Trusts (“REITs”)

There are certain additional risks involved in investing in REIT’s. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. For Funds that invest primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries. Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Gains and losses on sales of securities are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Discount is recorded on a daily basis using the effective yield method, except the Cash Reserve Fund, which recognizes discount and premium on a straight-line basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions

Dividends from net investment income on shares of the Cash Reserve Fund are declared daily and paid monthly. Dividends from net investment income on shares of the High Yield Bond Fund and the Institutional Bond Fund are declared and paid monthly. Dividends from net investment income, if any, on shares of the Diversified Equity Fund, the Equity Fund, the Focus Fund, the Growth Opportunities Fund, the Balanced Fund, the Institutional Equity Fund, the Institutional Small Cap Value Fund and the Institutional Diversified Equity Fund are declared and paid annually. Each Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend date, except for the Cash Reserve Fund, which records dividends daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no federal income or excise tax provision is required to be paid by the Funds.

The following Funds have capital loss carryforwards which are available to affect future realized capital gains through the periods listed:

Fund	Expiring December 2009	Expiring December 2010	Expiring December 2011	Expiring December 2012	Expiring December 2013	Expiring December 2014	Expiring December 2015
High Yield Bond Fund	$2,692	$17,819	$—	$—	$—	$—	$441
Institutional Bond Fund	—	—	—	—	6	19	7

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has an Investment Advisory Agreement on behalf of each Fund (the “Agreement”) with TAM, an affiliate of AEGON N.V., a Netherlands corporation. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.  For its services to the Funds, TAM receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the following Funds are:

Fund	Advisory Fee Rate
Diversified Equity Fund *
First $1 billion	0.75%
Over $1 billion up to $2 billion	0.72%
Over $2 billion	0.70%
Equity Fund *
First $1 billion	0.85%
Over $1 billion up to $2 billion	0.82%
Over $2 billion	0.80%
Focus Fund *
First $1 billion	0.85%
Over $1 billion up to $2 billion	0.82%
Over $2 billion	0.80%
Growth Opportunities Fund *
First $1 billion	0.85%
Over $1 billion up to $2 billion	0.82%
Over $2 billion	0.80%
Balanced Fund *
First $1 billion	0.75%
Over $1 billion up to $2 billion	0.72%
Over $2 billion	0.70%
High Yield Bond Fund	0.53%
Cash Reserve Fund	0.33%
Institutional Bond Fund	0.43%
Institutional Equity Fund	0.73%
Institutional Small Cap Value Fund	0.83%
Institutional Diversified Equity Fund	0.73%

* Effective 3/1/2008.

See the Funds’ prospectuses for additional information.

TAM has agreed to waive its fees and assume any other operating expenses (other than certain extraordinary or nonrecurring expenses) which together exceed a specified percentage of the average daily net assets of that Fund.

These waivers and subsidies may be terminated at any time without notice.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

(all amounts in thousands)

(unaudited)

The specified percentages are as follows:

Fund	Investor Class	Institutional Class
Diversified Equity Fund	1.15%	—
Equity Fund	1.15%	—
Focus Fund	1.40%	—
Growth Opportunities Fund	1.40%	—
Balanced Fund	1.10%	—
High Yield Bond Fund	0.90%	0.65%
Cash Reserve Fund	0.25%	—
Institutional Bond Fund	—	0.45%
Institutional Equity Fund	—	0.75%
Institutional Small Cap Value Fund	—	0.85%
Institutional Diversified Equity Fund	—	0.75%

Prior to March 1, 2008, the Focus and Growth Opportunities Funds paid 0.60% of the average daily net assets of each Fund.  Additionally, TAM was entitled to be paid by the Equity Fund, Diversified Equity Fund, and Balanced Fund an annual advisory fee, which is accrued daily and paid monthly based on average net assets (“ANA”), which may vary between a minimum fee and a maximum fee as follows:

Fund	Minimum Fee	Maximum Fee
0.85% of the first $1 billion of ANA
Equity Fund	0.50% of ANA	0.82% of the next $1 billion of ANA
0.80% of ANA over $2 billion

0.75% of the first $1 billion of ANA
Diversified Equity Fund	0.50% of ANA	0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion

0.75% of the first $1 billion of ANA
Balanced Fund	0.50% of ANA	0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion

If payment of the maximum fee would result in a Fund’s annualized operating expenses in any month to exceed the applicable contractual expense limitation (“Expense Cap”) (shown below), the advisory fee payable to TAM will reduce from the maximum fee, but not below the minimum fee, in an amount sufficient to limit annualized Fund operating expenses to the Expense Cap. If payment of the minimum fee would result in Fund operating expenses exceeding the Expense Cap, TAM and/or its affiliates will remit to the Fund an amount sufficient to limit annualized Fund operating expenses to the Expense Cap.

The Funds are subject to an Expense Cap applicable to each Fund’s annual total operating expenses as follows:

Fund	Expense Caps
Equity Fund	1.15%
Diversified Equity Fund	1.15%
Balanced Fund	1.10%

The actual advisory fees paid for the six months ended June 30, 2008:

Fund	Advisory Fees
Equity Fund	0.81%
Diversified Equity Fund	0.70%
Balanced Fund	0.69%

Transamerica Fund Services, Inc. (“TFS”) serves as administrator and transfer agent to the Funds. Transfer agent fees paid to TFS on behalf of the Funds for the period ended June 30, 2008 can be found in the Statement of Operations.

TFS is also an affiliate of AEGON N.V.

The Company entered into an Administrative Services Agreement with TFS for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Company pays TFS the greater of an annual fee of 0.02% of average net assets of the Funds, or $385 allocated based pro rata on the average net assets of the Funds.

Transamerica Capital, Inc. (“TCI”) is the principal underwriter and distributor of the shares for each of the Funds. TCI is an affiliate of AEGON N.V.

Certain directors and officers of the Funds are also directors and officers of TAM and other affiliated entities. No officer, director, or employee of TAM or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company except for the Chief Compliance Officer. Each director of the Company who is not an “interested person” (as that term is defined in the 1940 Act) receives from the Funds a $124,000 (amounts not in thousands) annual fee, $8,800 for each Board meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

The aggregate fee expensed to all directors who are not affiliated persons of TAM for the period ended June 30, 2008 can be found in the Statement of Operations.

As of June 30, 2008, TAM and its affiliates held the following percentages of outstanding shares:

Fund	Outstanding Shares %
Diversified Equity Fund	4%
Equity Fund	2%
Focus Fund	17%
Growth Opportunities Fund	14%
Balanced Fund	7%
High Yield Bond Fund	87%
Cash Reserve Fund	10%
Institutional Bond Fund	49%
Institutional Equity Fund	1%
Institutional Small Cap Value Fund	99%
Institutional Diversified Equity Fund	100%

Deferred Compensation Plan

Effective March 1, 2008, each eligible independent Fund Director may elect participation in a non-qualified deferred compensation plan (‘the Plan”). Under the Plan, such Directors may defer payment of all or a portion of their total fees earned as a Fund Director. Each Director who is a participant in the Plan may elect that the earnings, losses, or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Institutional funds Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds and TST.

3. DISTRIBUTION PLANS

The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets, except for the Cash Reserve Fund. On November 1, 1997, Transamerica Securities Sales Corporation (“TSSC”) and subsequently TCI agreed to waive the distribution fees until at least April 30, 2009 for the Cash Reserve Fund. The fee waivers may be terminated at any time without notice after April 30, 2009. For the Institutional Shares, there is no annual 12b-1 distribution fee. This fee is paid to securities dealers and financial intermediaries for providing personal services and account maintenance for their customers who hold such shares.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

(all amounts in thousands)

(unaudited)

4. SECURITY TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended June 30, 2008 was as follows:

Fund	Purchases	U.S. Government Purchases	Proceeds from Sales	U.S. Government Sales
Diversified Equity Fund	$70,136	$—	$63,560	$—
Equity Fund	252,542	—	172,744	—
Focus Fund	27,097	—	35,314	—
Growth Opportunities Fund	32,094	—	39,045	—
Balanced Fund	110,644	31,289	111,601	45,820
High Yield Bond Fund	24,277	—	29,411	—
Institutional Bond Fund	399	206	255	307
Institutional Equity Fund	33,408	—	12,867	—
Institutional Small Cap Value Fund	10,457	—	1,083	—
Institutional Diversified Equity Fund	161	—	169	—

5. CAPITAL STOCK TRANSACTIONS

At June 30, 2008, there were 1.04 billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the period/year and class indicated.

The Diversified Equity Fund, Equity Fund, Focus Fund, and Growth Opportunities Fund have a short-term redemption fee in the Investor Class. Shares of these funds purchased on or after October 1, 2003 that are sold or exchanged within 90 days of the purchase are assessed a redemption fee of 2% of the value of the shares sold or exchanged. The redemption fees are included as a reduction to the amount of capital stock redeemed in the tables below. Due to the risk that the Funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Diversified Equity Fund

Authorized Shares 50,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	2,067	$31,897	5,364	$86,550
Capital stock issued upon reinvestment of dividends and distributions	—	—	327	5,669
Capital stock redeemed	(939)	(14,397)	(1,880)	(30,363)
Redemption fees	N/A	2	N/A	6
Net increase	1,128	$17,502	3,811	$61,862

Equity Fund
Authorized Shares 70,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	13,007	$301,573	23,650	$571,749
Capital stock issued upon reinvestment of dividends and distributions	—	—	521	13,481
Capital stock redeemed	(8,008)	(186,001)	(8,641)	(207,949)
Redemption fees	N/A	71	N/A	136
Net increase	4,999	$115,643	15,530	$377,417

Focus Fund
Authorized Shares 60,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	154	$3,169	493	$10,952
Capital stock issued upon reinvestment of dividends and distributions	—	—	2	38
Capital stock redeemed	(275)	(5,698)	(898)	(19,038)
Redemption fees	N/A	4	N/A	21
Net decrease	(121)	$(2,525)	(403)	$(8,027)

Growth Opportunities Fund
Authorized Shares 60,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	267	$6,599	773	$20,943
Capital stock issued upon reinvestment of dividends and distributions	—	—	237	6,608
Capital stock redeemed	(465)	(11,402)	(1,308)	(33,962)
Redemption fees	N/A	7	N/A	5
Net decrease	(198)	$(4,796)	(298)	$(6,406)

Balanced Fund
Authorized Shares 60,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	1,567	$39,585	3,804	$101,750
Capital stock issued upon reinvestment of dividends and distributions	—	—	849	23,224
Capital stock redeemed	(1,719)	(43,193)	(2,067)	(55,449)
Net increase (decrease)	(152)	$(3,608)	2,586	$69,525

High Yield Bond Fund
Authorized Shares 50,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class	Shares	Amount	Shares	Amount
Capital stock sold	3,129	$22,308	1,884	$14,476
Capital stock issued upon reinvestment of dividends and distributions	58	417	88	686
Capital stock redeemed	(3,249)	(23,094)	(2,945)	(22,912)
Net decrease	(62)	$(369)	(973)	$(7,750)

Capital stock sold	238	1,676	869	6,742
Capital stock issued upon reinvestment of dividends and distributions	225	1,575	829	6,381
Capital stock redeemed	(1,609)	(11,580)	(8,600)	(65,637)
Net decrease	(1,146)	$(8,329)	(6,902)	$(52,514)

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

(all amounts in thousands)

(unaudited)

Cash Reserve Fund
Authorized Shares 510,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Investor Class	Shares	Amount	Shares	Amount
Capital stock sold	26,787	$26,787	66,518	$66,518
Capital stock issued upon reinvestment of dividends and distributions	1,271	1,271	4,108	4,108
Capital stock redeemed	(33,435)	(33,435)	(54,043)	(54,043)
Net increase (decrease)	(5,377)	$(5,377)	16,583	$16,583

Institutional Bond Fund
Authorized Shares 50,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Institutional Class	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	59	$551
Capital stock issued upon reinvestment of dividends and distributions	3	26	6	55
Capital stock redeemed	—	—	(60)	(559)
Net increase	3	$26	5	$47

Institutional Equity Fund
Authorized Shares 30,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Institutional Class	Shares	Amount	Shares	Amount
Capital stock sold	3,318	$40,488	3,569	$47,757
Capital stock issued upon reinvestment of dividends and distributions	—	—	279	3,797
Capital stock redeemed	(721)	(8,801)	(1,332)	(17,269)
Net increase	2,597	$31,687	2,516	$34,285

Institutional Small Cap Value Fund
Authorized Shares 50,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Institutional Class	Shares	Amount	Shares	Amount
Capital stock sold	721	$12,100	124	$2,092
Capital stock issued upon reinvestment of dividends and distributions	—	—	6	95
Capital stock redeemed	(131)	(2,018)	(2)	(36)
Net increase	590	$10,082	128	$2,151

Institutional Diversified Equity Fund
Authorized Shares 50,000

	Period Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Institutional Class	Shares	Amount	Shares	Amount
Capital stock sold	1	$2	—	$—
Capital stock issued upon reinvestment of dividends and distributions	—	—	2	32
Capital stock redeemed	—	—	—	—
Net increase	1	$2	2	$32

6.  ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of June 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements.

In addition, in March 2008 the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requries enhanced disclsoures about a Fund’s deriative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

TRANSAMERICA INVESTORS, INC.

RESULTS OF SHAREHOLDER PROXY (UNAUDITED)

Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Funds solicited a vote by the shareholders for the following items.

At a special meeting of shareholders of the Funds held on February 25, 2008, the results of the Proposals were as follows:

Proposal I:                                     To elect a new Board of Directors

	For	Withheld

Sandra N. Bane	116,557,535.071	7,934,685.595
John K. Carter	116,562,111.361	7,986,109.305
Leo J. Hill	116,557,249.395	7,954,971.271
Neal M. Jewell	116,388,477.000	8,123,743.666
Russell A. Kimball, Jr.	116,541,904.979	7,970,315.687
Eugene M. Mannella	116,493,216.976	8,019,003.690
Norm R. Nielsen	115,764,280.717	8,747,939.949
Joyce Galpern Norden	116,403,285.049	8,108,935.617
Patricia L. Sawyer	116,572,264.422	7,939,956.244
John W. Waechter	116,565,108.944	7,947,111.672

Proposal II:                                 To approve a new Investment Advisory Agreement with Transamerica Fund Advisors, Inc. (“TFAI”)

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,870,650.456	124,123.110	398,639.530	2,497,624.956
Transamerica Premier Cash Reserve Fund	49,451,924.085	2,742,256.450	1,797,558.125	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,331,930.489	42,355.220	696,256.998	983,311.910
Transamerica Premier Equity Fund	18,630,000.272	499,299.141	923,552.793	5,092,363.967
Transamerica Premier Focus Fund	2,175,682.237	51,604.693	97,565.750	750,081.197
Transamerica Premier Growth Opportunities Fund	2,792,503.449	39,853.346	295,367.295	340,587.228
Transamerica Premier High Yield Bond Fund	6,671,399.984	182,942.463	379,547.471	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,153,773.180	120,486.000	4,091.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

Proposal III.	To approve a new Investment Subadvisory Agreement between TFAI and Transamerica Investment Management, LLC.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,857,275.283	134,754.537	401,383.276	2,497,624.956
Transamerica Premier Cash Reserve Fund	49,187,575.051	2,669,402.866	2,098,760.743	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,337,211.215	41,985.342	691,346.150	983,311.910
Transamerica Premier Equity Fund	18,606,182.930	506,089.310	940,579.966	5,092,363.967
Transamerica Premier Focus Fund	2,172,793.088	55,468.641	96,590.951	750,081.197
Transamerica Premier Growth Opportunities Fund	2,792,538.547	39,439.785	295,745.758	340,587.228
Transamerica Premier High Yield Bond Fund	6,610,647.515	243,694.932	379,547.471	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,150,851.180	123,408.000	4,091.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

Proposal IV.

To vote on authorizing TFAI, with the approval of the Board of Directors of the Corporation, to select and change investment subadvisers for each Fund and enter into investment subadvisory agreements for each Fund without obtaining the approval of shareholders.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,798,013.296	172,395.012	423,004.788	2,497,624.956
Transamerica Premier Cash Reserve Fund	47,920,690.851	4,260,727.959	1,774,319.850	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,329,999.104	48,969.209	691,574.394	983,311.910
Transamerica Premier Equity Fund	18,491,925.779	575,629.107	985,297.320	5,092,363.967
Transamerica Premier Focus Fund	2,160,910.765	67,320.169	96,621.746	750,081.197
Transamerica Premier Growth Opportunities Fund	2,766,729.136	62,611.901	298,383.053	340,587.228
Transamerica Premier High Yield Bond Fund	6,464,219.042	421,430.464	348,240.412	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.850	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,267,136.180	8,766.000	2,448.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

Proposal V.                                 To approve applicable changes to the fundamental investment policies relating to:

V.a.                            Borrowing.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,821,292.757	160,171.626	411,948.713	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,056,931.570	4,403,728.963	1,495,078.127	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,329,669.110	43,341.522	697,532.075	983,311.910
Transamerica Premier Equity Fund	18,361,583.903	730,940.989	960,327.314	5,092,363.967
Transamerica Premier Focus Fund	2,163,021.120	61,622.490	100,209.070	750,081.197
Transamerica Premier Growth Opportunities Fund	2,763,527.161	66,246.054	297,950.875	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Equity Fund	4,258,962.180	14,943.000	4,445.000	449,044.000

V.b.                           Senior Securities.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,826,609.732	154,920.551	411,883.173	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,177,381.370	4,249,743.594	1,528,613.696	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,328,448.753	45,635.906	696,458.048	983,311.910
Transamerica Premier Equity Fund	18,490,625.816	602,133.461	960,092.929	5,092,363.967
Transamerica Premier Focus Fund	2,168,839.538	56,625.643	99,387.499	750,081.197
Transamerica Premier Growth Opportunities Fund	2,778,329.809	52,296.560	297,097.721	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Equity Fund	4,270,758.180	3,501.000	4,091.000	449,044.000

V.c.                            Senior Securities and Borrowing.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

V.d.                           Underwriting.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,831,283.659	149,977.860	412,151.577	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,266,952.262	4,160,172.702	1,528,613.696	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,331,461.008	45,516.660	693,565.039	983,311.910
Transamerica Premier Equity Fund	18,439,160.221	648,846.671	964,845.314	5,092,363.967
Transamerica Premier Focus Fund	2,167,183.428	58,281.753	99,387.499	750,081.197
Transamerica Premier Growth Opportunities Fund	2,770,872.612	60,594.067	296,257.411	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,923.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,265,493.180	3,501.000	9,356.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

V.e.                            Real Estate.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,831,075.756	153,879.954	408,457.386	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,352,829.932	4,079,093.222	1,523,815.506	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,330,513.025	46,734.159	693,295.523	983,311.910
Transamerica Premier Equity Fund	18,436,541.177	665,980.436	950,330.593	5,092,363.967
Transamerica Premier Focus Fund	2,166,126.511	59,024.272	99,701.897	750,081.197
Transamerica Premier Growth Opportunities Fund	2,765,274.129	66,981.333	295,468.628	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,262,796.180	5,844.000	9,710.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

V.f.                              Lending.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,825,313.534	157,539.681	410,559.881	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,212,431.047	4,214,693.917	1,528,613.696	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,316,639.161	52,522.538	701,381.008	983,311.910
Transamerica Premier Equity Fund	18,379,175.438	711,098.743	962,578.025	5,092,363.967
Transamerica Premier Focus Fund	2,159,563.453	64,702.004	100,587.223	750,081.197
Transamerica Premier Growth Opportunities Fund	2,759,537.261	70,510.375	297,676.454	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,268,061.180	5,844.000	4,445.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.422	.000	.000	853.000

V.g.                           Concentration.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,827,921.907	153,841.049	411,650.140	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,219,819.605	4,190,669.300	1,545,249.755	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,313,087.564	57,201.662	700,253.481	983,311.910
Transamerica Premier Equity Fund	18,428,469.982	658,611.391	965,770.833	5,092,363.967
Transamerica Premier Focus Fund	2,165,429.965	60,561.734	98,860.981	750,081.197
Transamerica Premier Growth Opportunities Fund	2,769,286.229	60,507.424	297,930.437	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Bond Fund	117,492.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,268,415.180	5,844,000	4,445,000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

V.h.                           Commodities.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,834,246.544	153,054.057	406,112.495	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,226,566.056	4,213,312.833	1,515,859.771	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,326,106.014	48,497.489	695,939.204	983,311.910
Transamerica Premier Equity Fund	18,418,475.502	676,960.339	957,416.365	5,092,363.967
Transamerica Premier Focus Fund	2,167,874.554	58,117.145	98,860.981	750,081.197
Transamerica Premier Growth Opportunities Fund	2,768,556.942	62,869.412	296,297.736	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Bond Fund	117,942.849	.000	.000	N/A
Transamerica Premier Institutional Diversified Equity Fund	50,214.580	.000	.000	N/A
Transamerica Premier Institutional Equity Fund	4,268,061.180	5,844.000	4,445.000	449,044.000
Transamerica Premier Institutional Small Cap Value Fund	114,296.442	.000	.000	853.000

V.i.                               Margin Activities.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,811,020.406	171,873.382	410,519.308	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,018,876.704	4,408,248.260	1,528,613.696	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,301,991.011	65,320.414	703,231.282	983,311.910
Transamerica Premier Equity Fund	18,335,401.216	742,782.416	974,668.574	5,092,363.967
Transamerica Premier Focus Fund	2,149,802.995	75,912.607	99,137.078	750,081.197
Transamerica Premier Growth Opportunities Fund	2,750,225.045	79,510.096	297,988.949	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Equity Fund	4,268,074.180	6,185.000	4,091.000	449,044.000

V.j.                               Short Selling.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,815,436.010	165,880.647	412,096.439	2,497,624,956
Transamerica Premier Cash Reserve Fund	48,047,868.193	4,395,369.004	1,512,501.463	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,313,468.027	55,139.498	701,935.182	983,311.910
Transamerica Premier Equity Fund	18,335,477.032	752,359.320	965,015.854	5,092,363.967
Transamerica Premier Focus Fund	2,160,728.985	64,393.708	99,729.987	750,081.197
Transamerica Premier Growth Opportunities Fund	2,755,524.371	76,383.397	295,816.322	340,587.228
Transamerica Premier High Yield Bond Fund	6,574,222.988	286,031.529	373,635.401	174,293.000
Transamerica Premier Institutional Equity Fund	4,270,758.180	3,501.000	4,091.000	449,044.000

V.k.                            Diversification.

Fund	For	Against	Abstain	Broker Non-Votes*

Transamerica Premier Balanced Fund	7,832,285.288	149,675.329	411,452.479	2,497,624.956
Transamerica Premier Cash Reserve Fund	48,120,754.688	4,289,734.217	1,545,249.755	3,504,694.000
Transamerica Premier Diversified Equity Fund	10,323,668.182	50,862.643	696,011.882	983,311.910
Transamerica Premier Equity Fund	18,496,610.540	610,033.751	946,207.915	5,092,363.967
Transamerica Premier Focus Fund	2,165,683.064	59,174.094	99,995.522	750,081.197
Transamerica Premier Growth Opportunities Fund	2,772,935.673	58,323.645	296,464.772	340,587.228
Transamerica Premier High Yield Bond Fund	6,578,322.890	281,932.645	373,634.383	174,293.000
Transamerica Premier Institutional Equity Fund	4,268,415.180	5,844.000	4,091.000	449,044.000

*                Broker non-votes are proxies received by the Funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

This Page Intentionally Left Blank

Transamerica Premier Funds

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor

Transamerica Capital, Inc.

4600 South Syracuse Street

Denver, CO 80237

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

Transamerica Fund Services, Inc.

570 Carillon Parkway

St. Petersburg, Florida 33716

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica Premier Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission (SEC) website www.sec.gov.

In addition, the Funds are required to file SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on
Form N-Q which is available on the SEC website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Every year, we send shareholders informative materials such as the Transamerica Premier Funds Annual Report, the Transamerica Premier Funds Prospectus, and other required documents that keep you informed regarding your funds.

Transamerica Premier Funds will only send one piece per mailing address, a method that saves your funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Premier Funds Customer Service Representative, toll free, at 1-800-892-7587, 8:00 a.m. to 7:00 p.m. Eastern Time, Monday – Friday. Your request will take effect within 30 days.

Transamerica Fund Services, Inc.	PRST STD
P.O. BOX 219945	U.S. POSTAGE
Kansas City, MO 64121-9945	PAID AEGON

This report must be preceded or accompanied by a current prospectus that contains complete information about Transamerica Premier Funds including charges and expenses and other important facts. Investors should carefully consider their investment objectives and risks, along with a product’s charges and expenses, before investing. Please read the prospectus carefully before investing

This report is for the information of the shareholders of Transamerica Premier Funds.

Transamerica Capital, Inc., Distributor

1-800-89-ASK-US (1-800-892-7587)

www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

TPF 577-0207

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

The Registrant’s Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:

A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:

1.             Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.             The nominee must satisfy all qualifications provided herein and in the Funds’ organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity.

•              The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.(1)

•              Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•              Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•              The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•              The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

•              A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.

3.             In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

•              Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting.

(1) Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•              The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least two years.

4.             Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Funds’ Secretary, who will provide all submissions to the Committee. This submission to the Funds must include:

•	the shareholder’s contact information;

•	the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•

all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934; and

•	a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Funds’ Board.

5.             The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

Item 11: Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)   (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	September 5, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer

Date:	September 5, 2008

EXHIBIT INDEX

Exhibit No.

Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer